Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	ISS
Entity Registrant Name	ISOFTSTONE HOLDINGS LTD
Entity Central Index Key	0001500308
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	557,682,406

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 101,196	$ 181,080
Restricted cash	1,581	2,873
Accounts receivable, net of allowance for doubtful accounts of $2,320 and $4,219 as of December 31, 2010 and 2011, respectively	152,663	101,943
Prepaid expenses and other current assets	18,994	7,821
Amounts due from related parties	1,591	2,534
Deferred tax assets, current	2,467	1,125
Total current assets	278,492	297,376
Long term investments	9,351	401
Property and equipment, net	55,791	17,900
Intangible assets, net	4,688	5,618
Goodwill	24,597	19,371
Other non-current assets	1,895	1,902
Deferred tax assets, non-current		463
Land use rights, net	3,242
Total assets	378,056	343,031
Current liabilities:
Accounts payable	15,924	12,916
Deferred revenue	8,387	5,716
Accrued expenses and other current liabilities	31,372	24,094
Income tax payable	3,102	1,652
Amounts due to related parties	94	981
Share-based compensation liability		62
Short term borrowings	15,094	37,275
Deferred consideration in connection with business acquisitions, current	3,488	3,133
Contingent consideration payable in connection with business acquisitions, current	2,398	450
Convertible notes, current		29,415
Total current liabilities	79,859	115,694
Deferred consideration in connection with business acquisitions, non-current		510
Contingent consideration payable in connection with business acquisitions, non-current	1,678	148
Deferred tax liabilities, non-current	1,158	1,249
Other liabilities, non-current	602
Total liabilities	83,297	117,601
Commitments (Note 27)
iSoftStone Holdings Limited shareholders' equity:
Ordinary shares ($0.0001 par value, 1,000,000,000 and 1,000,000,000 shares authorized as of December 31, 2010 and 2011, respectively; 523,953,829 and 557,682,406 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	56	52
Treasury shares	(773)	(1,243)
Shares to be issued	1,262	1,571
Additional paid-in capital	282,134	241,213
Statutory reserves	9,664	5,703
Accumulated other comprehensive income	15,719	6,914
Accumulated deficit	(14,902)	(29,786)
Total iSoftStone Holdings Limited shareholders' equity	293,160	224,424
Noncontrolling interest	1,599	1,006
Total equity	294,759	225,430
Total liabilities and equity	$ 378,056	$ 343,031

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 4,219	$ 2,320
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	557,682,406	523,953,829
Ordinary shares, shares outstanding	557,682,406	523,953,829

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 288,384	$ 200,783	$ 137,206
Business tax	(4,967)	(3,808)	(2,819)
Net revenues	283,417	196,975	134,387
Cost of revenues (Including share-based compensation of $159, $175 and $307 for the years ended December 31, 2009, 2010 and 2011, respectively)	(181,121)	(125,689)	(88,391)
Gross profit	102,296	71,286	45,996
Operating expenses:
General and administrative expenses (Including share-based compensation of $2,074, $8,091 and $7,611 for the years ended December 31, 2009, 2010 and 2011, respectively)	(50,768)	(44,277)	(26,654)
Selling and marketing expenses (Including share-based compensation of $110, $273 and $1,225 for the years ended December 31, 2009, 2010 and 2011, respectively)	(27,685)	(17,468)	(13,205)
Research and development expenses (Including share-based compensation of $7, $7 and $188 for the years ended December 31, 2009, 2010 and 2011, respectively)	(3,684)	(3,852)	(1,222)
Total operating expenses	(82,137)	(65,597)	(41,081)
Changes in fair value of contingent consideration in connection with business combination	(4,969)	28	(3)
Other income	324	262	981
Government subsidies	1,840	3,269	2,999
Gain on deconsolidation of Wuxi iCarnegie		1,079
Income from operations	17,354	10,327	8,892
Interest income	1,118	180	138
Interest expense	(1,424)	(5,742)	(878)
Change in fair value of convertible note derivatives	2,832	(8,428)
Gain on bargain purchase of a business			66
Income (loss) before provision for income taxes and loss in equity method investments, net of income taxes	19,880	(3,663)	8,218
Income taxes benefit (expense)	(319)	288	823
Income (loss) after income taxes before loss in equity method investments, net of income taxes	19,561	(3,375)	9,041
Loss on equity method investments, net of income taxes	(565)	(245)	(13)
Net income (loss)	18,996	(3,620)	9,028
Less: Net (loss) income attributable to noncontrolling interest	151	(438)	(21)
Net income (loss) attributable to iSoftStone Holdings Limited	$ 18,845	$ (3,182)	$ 9,049
Net income (loss) per share attributable to ordinary shareholders of iSoftStone Holdings Limited:
Basic	$ 0.03	$ (0.05)	$ 0.01
Diluted	$ 0.03	$ (0.05)	$ 0.01
Weighted average shares used in calculating net income (loss) per ordinary share
Basic	547,143,620	149,341,325	125,106,274
Diluted	592,082,213	149,341,325	131,892,325

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cost of revenues	$ 181,121	$ 125,689	$ 88,391
General and administrative expenses	50,768	44,277	26,654
Selling and marketing expenses	27,685	17,468	13,205
Research and development expenses	3,684	3,852	1,222
Stock Based Compensation Expense
Cost of revenues	307	175	159
General and administrative expenses	7,611	8,091	2,074
Selling and marketing expenses	1,225	273	110
Research and development expenses	$ 188	$ 7	$ 7

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Issuance During Period 1st USD ($)	Issuance During Period 2nd USD ($)	Convertible Preferred Stock USD ($)	Convertible Notes USD ($)	Issuance During Period 3rd USD ($)	Acquisition USD ($)	Employees and Consultants USD ($)	Shareholder of Guodian USD ($)	Shareholder of Jiewen USD ($)	iSoftStone Korea USD ($)	Acquisition of MDCL USD ($)	iHealthStone USD ($)	Shareholder of iHealthStone USD ($)	Shareholder of iSS-iSYS USD ($)	Ordinary Shares USD ($)	Ordinary Shares Issuance During Period 1st USD ($)	Ordinary Shares Issuance During Period 2nd	Ordinary Shares Convertible Preferred Stock USD ($)	Ordinary Shares Convertible Notes USD ($)	Ordinary Shares Issuance During Period 3rd	Ordinary Shares Acquisition of MDCL	Series A convertible preference shares USD ($)	Series A convertible preference shares Convertible Preferred Stock USD ($)	Treasury shares USD ($)	Treasury shares Acquisition of Jiefeng. USD ($)	Treasury shares Acquisition Kebao USD ($)	Shares to be issued USD ($)	Shares to be issued Acquisition USD ($)	Shares to be issued Employees and Consultants USD ($)	Shares to be issued Acquisition of Jiefeng. USD ($)	Shares to be issued Acquisition Kebao USD ($)	Shares to be issued Acquisition of MDCL USD ($)	Additional paid-in capital USD ($)	Additional paid-in capital Issuance During Period 1st USD ($)	Additional paid-in capital Issuance During Period 2nd USD ($)	Additional paid-in capital Convertible Preferred Stock USD ($)	Additional paid-in capital Convertible Notes USD ($)	Additional paid-in capital Issuance During Period 3rd USD ($)	Additional paid-in capital Acquisition of Jiefeng. USD ($)	Additional paid-in capital Acquisition Kebao USD ($)	Additional paid-in capital Acquisition of MDCL USD ($)	Statutory reserves USD ($)	Accumulated deficit USD ($)	Accumulated other comprehensive income USD ($)	Total iSoftStone Holdings Limited shareholders' equity USD ($)	Total iSoftStone Holdings Limited shareholders' equity Issuance During Period 1st USD ($)	Total iSoftStone Holdings Limited shareholders' equity Issuance During Period 2nd USD ($)	Total iSoftStone Holdings Limited shareholders' equity Convertible Preferred Stock USD ($)	Total iSoftStone Holdings Limited shareholders' equity Convertible Notes USD ($)	Total iSoftStone Holdings Limited shareholders' equity Issuance During Period 3rd USD ($)	Total iSoftStone Holdings Limited shareholders' equity Acquisition USD ($)	Total iSoftStone Holdings Limited shareholders' equity Employees and Consultants USD ($)	Total iSoftStone Holdings Limited shareholders' equity Acquisition of MDCL USD ($)	Non controlling interest USD ($)	Non controlling interest Shareholder of Guodian USD ($)	Non controlling interest Shareholder of Jiewen USD ($)	Non controlling interest iSoftStone Korea USD ($)	Non controlling interest iHealthStone USD ($)	Non controlling interest Shareholder of iHealthStone USD ($)	Non controlling interest Shareholder of iSS-iSYS USD ($)	Total compre- hensive income (loss) USD ($)
Beginning Balance at Jan. 01, 2009	$ 6,224															$ 12							$ 14,150					$ 55						$ 12,768									$ 1,622	$ (26,287)	$ 3,901	$ 6,221									$ 3
Beginning Balance (in shares) at Jan. 01, 2009																122,888,300							95,286,195
Accretion of series B convertible redeemable preference shares	(2,700)																																											(2,700)		(2,700)
Share-based compensation (options and nonvested shares)	2,350																																	2,350												2,350
Vesting of nonvested shares (to be issued)																												124						(124)
Issuance of ordinary shares in connection with exercise of options (in shares)																400,000
Issuance of ordinary shares in connection with exercise of options	120																																	120												120
Issuance of ordinary shares in connection with business acquisition (in shares)																	7,548,288	66,265
Issuance of ordinary shares in connection with business acquisition		3,623	32														1																		3,622	32											3,623	32
Capital contribution from noncontrolling interest shareholder	513																																																						513
Provision for statutory reserves																																											2,511	(2,511)
Comprehensive income:
Net income (loss)	9,028																																											9,049		9,049									(21)							9,028
Foreign currency translation adjustment	(105)																																												(105)	(105)																(105)
Total comprehensive income																																																														8,923
Ending Balance at Dec. 31, 2009	19,085															13							14,150					179						18,768									4,133	(22,449)	3,796	18,590									495
Ending Balance (in shares) at Dec. 31, 2009																130,902,853							95,286,195
Accretion of series B convertible redeemable preference shares	(2,585)																																											(2,585)		(2,585)
Investment by a subsidiary in parent company	(2,000)																								(2,000)																					(2,000)
Share-based compensation (options and nonvested shares)	4,745																																	4,745												4,745
Issuance of ordinary shares in connection with share-based compensation arrangement (in shares)																4,500,000
Issuance of ordinary shares in connection with share-based compensation arrangement	2,706															1																		2,705												2,706
Vesting of nonvested shares (to be issued)																												51						(51)
Reclassification to liability in connection with modification of certain nonvested shares	(40)																																	(40)												(40)
Issuance of ordinary shares in connection with exercise of options (in shares)																80,000
Issuance of ordinary shares in connection with exercise of options	29																																	29												29
Transfer of ordinary shares in connection with the employment of certain employees (Note 17)																									293			(75)						(218)
Sale of ordinary shares to a former employee (Note 22)	1,307																								464									843												1,307
Issuance of ordinary shares in connection with business acquisition (in shares)																					823,846
Issuance of ordinary shares in connection with business acquisition						1,071																																	1,071												1,071
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of offering cost of $4,241 (in shares)																104,856,845
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of offering cost of $4,241	123,445															10																		123,435												123,445
Conversion of convertible securities to ordinary shares (in shares)																			264,166,235	18,381,991				(95,286,195)
Conversion of convertible securities to ordinary shares				54,745	20,928														26	2				(14,150)													68,869	20,926											54,745	20,928
Settlement of contingent consideration of acquisition of MDCL (Note 3) (in shares)																242,059
Settlement of contingent consideration of acquisition of MDCL (Note 3)	131																																	131												131
Ordinary shares to be issued							1,262	154																					1,262	154																						1,262	154
Noncontrolling interest acquired											15																																															15
Deconsolidation of Wuxi iCarnegie	67																																																						67
Capital contribution from noncontrolling interest shareholder									586	242																																														586	242
Provision for statutory reserves																																											1,570	(1,570)
Comprehensive income:
Net income (loss)	(3,620)																																											(3,182)		(3,182)									(438)							(3,620)
Foreign currency translation adjustment	3,157																																												3,118	3,118									39							3,157
Total comprehensive income																																																														(463)
Ending Balance at Dec. 31, 2010	225,430															52									(1,243)			1,571						241,213									5,703	(29,786)	6,914	224,424									1,006
Ending Balance (in shares) at Dec. 31, 2010																523,953,829
Share-based compensation (options and nonvested shares)	9,322																																	9,322												9,322
Issuance of ordinary shares in connection with share-based compensation arrangement (in shares)																665,999
Issuance of ordinary shares in connection with exercise of options and vesting of share units (in shares)																12,178,146
Issuance of ordinary shares in connection with exercise of options and vesting of share units	4,248															1																		4,247												4,248
Issuance of ordinary shares in connection with business acquisition (in shares)																						152,863
Issuance of ordinary shares in connection with business acquisition												68														200					(55)		(20)							(145)		88												68
Issuance and transfer of ordinary shares in connection with business acquisition																											270					(80)									(190)
Conversion of convertible securities to ordinary shares (in shares)																20,406,720
Conversion of convertible securities to ordinary shares	27,237															2																		27,235												27,237
Issuance of ordinary shares to a consultant (Note 17) (in shares)																324,849
Issuance of ordinary shares to a consultant (Note 17)	211															1												(154)						364												211
Noncontrolling interest acquired													(14)																																														(14)
Capital contribution from noncontrolling interest shareholder														46	350																																													46	350
Provision for statutory reserves																																											3,961	(3,961)
Comprehensive income:
Net income (loss)	18,996																																											18,845		18,845									151							18,996
Foreign currency translation adjustment	8,865																																												8,805	8,805									60							8,865
Total comprehensive income																																																														27,861
Ending Balance at Dec. 31, 2011	$ 294,759															$ 56									$ (773)			$ 1,262						$ 282,134									$ 9,664	$ (14,902)	$ 15,719	$ 293,160									$ 1,599
Ending Balance (in shares) at Dec. 31, 2011																557,682,406

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Offering cost of issuance of ordinary shares upon Initial Public Offering(IPO)	$ 4,241

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 18,996		$ (3,620)		$ 9,028
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation	9,331		8,546		2,350
Depreciation and amortization of property and equipment	7,012		4,674		3,197
Amortization of intangible assets	3,432		1,965		2,015
Amortization of land use right	30
Provision of allowance for doubtful accounts	2,438		2,515		114
Loss on equity method investments	565		245		13
Gain on deconsolidation of Wuxi iCarnegie			(1,079)
Loss on disposal of property and equipment	313		168		77
Change in fair value of contingent consideration in connection with business combinations	4,969		(28)
Change in fair value of convertible notes derivatives	(2,832)		8,428
Imputed interest expense in connection with convertible notes	654		4,418
Gain on bargain purchase of a business					(66)
Accrued interest expense of consideration payable in connection with a business acquisition					64
Changes in operating assets and liabilities:
Accounts receivable	(46,447)		(29,631)		(39,646)
Prepaid expenses and other current assets	(7,685)		(3,191)		(2,293)
Payment for land use right	(3,273)
Amounts due from related parties	1,043		(1,797)		(20)
Deferred tax assets	(779)		(91)		(1,134)
Accounts payable	1,607		4,895		4,160
Deferred revenue	3,137		1,508		1,601
Accrued expenses and other current liabilities	7,419		2,969		6,039
Income tax payable	1,368		251		782
Amounts due to related parties	(899)		846		(7)
Deferred tax liabilities	(862)		(492)		(505)
Net cash (used in) provided by operating activities	(463)		1,499		(14,231)
Cash flows from investing activities:
Purchase of property and equipment	(44,312)		(11,662)		(5,046)
Purchase of intangible assets	(107)
Proceeds from disposal of property and equipment					83
Deferred and contingent consideration paid for business acquisitions	(5,022)	[1]	(3,793)	[1]	(700)	[1]
Proceeds from sales of long term investment	270
Payments for long term investments	(12,036)		(18)		(165)
Proceeds from deconsolidation of Wuxi iCarnegie (net of cash in Wuxi iCarnegie of $488)			176
Consideration paid for acquiring of noncontrolling interest			(30)
Restricted cash	1,374		(1,683)		(1,109)
Net cash used in investing activities	(59,833)		(17,010)		(6,937)
Cash flows from financing activities:
Proceeds from issuance of convertible notes, net of issuance cost of $198, $367 and nil, for the year ended December 31, 2009, 2010 and 2011, respectively			8,633		28,802
Proceeds from issuance of ordinary shares during IPO			127,686
Payment of offering cost in connection with the issuance of ordinary shares	(1,485)		(2,580)
Proceeds from exercise of options	4,031		29		120
Proceeds from sale of ordinary shares	211		445
Proceeds from short term borrowings	14,941		40,772		30,722
Payment of short term borrowings	(37,627)		(32,498)		(8,777)
Deferred and contingent consideration paid for business acquisitions	(2,184)	[1]	(891)	[1]	(8,783)	[1]
Capital contribution from noncontrolling interest shareholder	350		242		513
Payment for the investment by a subsidiary in parent company			(2,000)
Net cash provided by (used in) financing activities	(21,763)		139,838		42,597
Effect of exchange rate changes	2,175		1,615		(67)
Net increase (decrease) in cash	(79,884)		125,942		21,362
Cash at beginning of year	181,080		55,138		33,776
Cash at end of year	101,196		181,080		55,138
Supplemental disclosure of cash flow information:
Income taxes paid	235		359		33
Interest paid	889		1,337		591
Supplemental schedule of non-cash activities:
Conversion of preference shares to ordinary shares			54,745
Conversion of convertible notes to ordinary shares	27,237		20,928
Accrued offering cost			1,661
Settlement of contingent consideration of acquisition of MDCL by shares (Note 3)			131
Capital contribution in the form of software copyright from noncontrolling interest shareholder of Guodian (Note 9)			$ 586

[1]	Deferred and contingent considerations relating to business acquisitions which were paid within three months or less from the acquisition date were included in the investing activities; payments made after three months from the acquisition date were included in the financing activities.

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Cash in from deconsolidation of Wuxi iCarnegie	$ 488
Issuance cost of convertible notes	$ 367	$ 198

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

iSoftStone Holdings Limited (the “Company”), incorporated in the Cayman Islands, is the holding company for a group of companies. The Company, its subsidiaries and one consolidated variable interest entity (the “VIE”) (collectively the “Group”) are principally engaged in providing an integrated suite of IT services and solutions, including IT services, Consulting and Solution services, and Business Process Outsourcing services (“BPO services”).

The Group commenced its operations in October 2001 through Beijing iSoftStone Technologies Limited (“Beijing iSoftStone”), a limited liability company established in China and owned by Mr. Tianwen Liu and other individuals (the “founders”).

In November 2005, the corporate structure of the Group was reorganized by establishing the Company and transferring substantially all the operating assets and operations of Beijing iSoftStone into iSoftStone Information Technology (Group) Company Limited (“iSoftStone WFOE”), a wholly owned subsidiary of the Company, in exchange of issuance of ordinary shares of the Company to the founders.

The ultimate beneficial shareholders of the Company and Beijing iSoftStone were identical with no shareholder having, before or after the reorganization, a controlling interest. The Company has therefore accounted for this transaction as a recapitalization with no change in the basis of the assets and liabilities of Beijing iSoftStone.

Currently, the Group conducts its business primarily through the following subsidiaries:

•

iSoftStone WFOE, which is a primary operating entity and hosts the Group’s headquarters in Beijing, China. iSoftStone WFOE operates China-based delivery platform and holds China-based subsidiaries, including three key regional centers: iSoftStone Information Technology Co., Ltd. located in Tianjin, iSoftStone Information System Service Co., Ltd. located in Wuxi, and Guangzhou iSoftStone Information Technology Co., Ltd. located in Guangzhou.

•	iSoftStone Inc., the Company’s wholly owned subsidiary incorporated in the State of Delaware, United States.

•	iSoftStone Japan Limited, the Company’s wholly owned subsidiary incorporated in Japan.

Since November 2005 the Group has completed a number of acquisitions including:

•

In November 2005, iSoftStone WFOE acquired the IT services business and related assets of United Innovation Ltd. (“UIL”). In January 2008, Group dissolved UIL after the integration of all business into another operating entity of the Group.

•	In December 2006, the Group acquired 100% of the equity interest in Guangzhou Ruandong Zhiruan Computer Technology Co., Ltd. (“Zhiruan”).

•

In December 2006, the Group acquired 75% of the equity interest in Beijing Kebao System Engineering Co., Ltd. (“Kebao”). And in September 2007, the Group acquired the remaining 25% equity interest in Kebao. In July 2010, the Group dissolved Kebao after the integration of all business into another operating entity of the Group.

•	In July 2007, the Group acquired the operating assets and liabilities of Wuxi Huayang Software Co., Ltd. (“Wuxi Huayang”).

•	In January 2008, the Group acquired the IT services business of Shanghai Jiefeng Computer Science Co., Ltd. (“Jiefeng”).

•	In February 2008, the Group acquired Akona System Inc. (“Akona”), a Washington corporation primarily focusing on IT consulting services in the U.S.

•	In March 2009, the Group acquired the IT services business of Shenzhen Star Ronghe Science and Technology Co., Ltd. (“Star”).

•	In March 2009, the Group acquired the IT services business of MDCL- Frontline (China) Ltd. (“MDCL”).

•	In October 2010, the Group acquired Ascend Technologies, Inc. (“Ascend”).

•	In November 2010, the Group acquired Shanghai Kangshi Information System Co., Ltd. (“Shanghai Kangshi”).

•	In January 2011, the Group acquired iHealthStone Co., Limited (“iHealthStone”).

•	In July 2011, the Group acquired Adventier Consulting Group, Inc. (“Adventier”).

As of December 31, 2011, the Group’s subsidiaries and VIE were as follows:

	Later Date of Incorporation/ Acquisition	Place of Incorporation	Percentage of economic ownership
Subsidiaries
iSoftStone Information Technology (Group) Company Limited (“iSoftStone WFOE”)	November 4, 2005	PRC	100%
iSoftStone Korea Inc. (“iSoftStone Korea”)	April 20, 2006	Korea	100%
iSoftStone Japan Limited (“iSoftStone Japan”)	August 31, 2006	Japan	100%
iSoftStone Information Technology Company Limited ( “iSoftStone Tianjin”)	December 6, 2006	PRC	100%
iSoftStone Information System Service Company Limited ( “iSoftStone Wuxi”)	December 12, 2006	PRC	100%
iSoftStone Inc.	July 18, 2007	USA	100%
Tianjin Saisi Information Technology Company Limited (“Saisi”)	August 24, 2007	PRC	100%
Beijing iSoftStone Data Technology Service Company Limited (“iSoftStone Data”)	May 23, 2008	PRC	100%
iSoftStone Hong Kong Limited ( “iSoftStone HK”)	October 15, 2008	Hong Kong	100%
Guangzhou iSoftStone Information Technology Company Limited ( “iSoftStone Guangzhou”)	February 17, 2009	PRC	100%
Beijing Guodian Ruantong Technology Company Limited (“Guodian”)	December 28, 2009	PRC	60%
Nanjing iSoftStone Information Technology Company Limited (“iSoftStone Nanjing”)	June 22, 2010	PRC	100%
iSoftStone Information Technology Group (Dalian) Company Limited (“iSS-Dalian”)	July 30, 2010	PRC	100%
Hangzhou iSoftStone Information Services Company Limited ( “iSoftStone Hangzhou”)	August 16, 2010	PRC	100%
Ascend Technologies, Inc. (“Ascend”)	October 7, 2010	USA	100%
Shanghai Kangshi Information System Company Limited ( “Shanghai Kangshi”)	November 10, 2010	PRC	100%
Beijing iSoftStone Jiewen Information Technology Company Limited (“Jiewen”)	November 12, 2010	PRC	67%
iHealthStone Co., Limited (“iHealthStone”)	January 21, 2011	PRC	90.2%
iSoftStone Information Technology Group Chengdu Technology Company Limited (“iSS-Chengdu”)	January 21, 2011	PRC	100%
Xi’an iSoftStone Information Technology Company Limited (“TJ-Xian”)	March 23, 2011	PRC	100%
Shenzhen iSoftStone Technology Company Limited (“iSS-Shenzhen”)	April 27, 2011	PRC	100%
Zhenjiang iSoftStone Information Technology Company Limited (“WX-Zhenjiang”)	May 18, 2011	PRC	100%
iSoftStone Information Technology (Dalian) Company Limited (“iSoftStone Dalian”)	May 31, 2011	PRC	100%
Tianjin Intime Information Technology Company Limited (“Tianjin Intime”)	June 21, 2011	PRC	100%
iSoftStone Limited (“iSS-UK”)	June 24, 2011	UK	100%
iSoftStone UG (“iSS-Germany”)	June 28, 2011	Germany	100%
iSoftStone Information Technology Group (Wuhan) Company Limited (“iSS-Wuhan”)	July 13, 2011	PRC	100%
iSYS Information Technology Co., Ltd. (“iSS-iSYS”)	July 14, 2011	PRC	65%
Adventier Consulting Group, Inc. (“Adventier”)	July 31, 2011	USA	100%
iSoftStone Information System Service Yancheng Company Limited (“WX-Yancheng”)	September 30, 2011	PRC	100%
iSoftStone LLC (“iSS-LLC”)	November 2, 2011	USA	100%
Variable Interest Entity
Beijing iSoftStone Technologies Limited ( “Beijing iSoftStone”)	November 18, 2005	PRC	100%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, all its wholly owned and majority owned subsidiaries and the VIE in which the Group is deemed to be the primary beneficiary. All inter-company transactions and balances have been eliminated upon consolidation.

Variable interest entity

In June 2009, the Financial Accounting Standards Board (“FASB”) issued an authoritative pronouncement to amend the accounting rules for VIEs. The amendments effectively replace the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance. The guidance also requires additional disclosures about a reporting entity’s involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement.

The guidance is effective at the start of a reporting entity’s first fiscal year beginning after November 15, 2009, and all interim and annual periods thereafter. The new VIE model requires that, upon adoption, a reporting entity should determine whether an entity is a VIE, and whether the reporting entity is the VIE’s primary beneficiary, as of the date that the reporting entity first became involved with the entity, unless an event requiring reconsideration of those initial conclusions occurred after that date. When making this determination, a reporting entity must assume that guidance had been effective from the date of its first involvement with the entity. The Group adopted the guidance on January 1, 2010.

Certain of clients of the Group, primarily PRC state-owned entities, are not permitted to receive certain services from foreign owned entities. As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws. Accordingly, iSoftStone WFOE, the Company’s wholly owned subsidiary in PRC, as a foreign invested company, is restricted from engaging in related business with these clients. The Group therefore conducts such business through its VIE, Beijing iSoftStone. iSoftStone WFOE entered into a series of agreements with Beijing iSoftStone and its shareholders in November 2005 through which iSoftStone WFOE enjoys substantially all of the risks of ownership of the VIE and controls it. The agreements comprise:

Exclusive Outsourcing Agreement: Pursuant to the exclusive outsourcing agreement between iSoftStone WFOE and Beijing iSoftStone, Beijing iSoftStone agreed to exclusively subcontract its business contracts, to the extent that subcontracting is permitted by such business contracts, to iSoftStone WFOE and pay the revenue collected under such business contracts to iSoftStone WFOE. The exclusive subcontracting agreement is currently effective and will only terminate upon written agreement by the parties.

Exclusive Technology Consulting and Management Service Agreement: Pursuant to the exclusive technology consulting and management service agreement between iSoftStone WFOE and Beijing iSoftStone, iSoftStone WFOE agreed to provide exclusive technology consulting and management service to Beijing iSoftStone for service fees equal to the revenue realizable under the business contracts of Beijing iSoftStone that are not subcontracted to iSoftStone WFOE. The exclusive technology consulting and management service agreement is currently effective and has a term of three years from its signing date and is renewable an unlimited number of times for three years unless terminated upon written agreement by the parties.

Trademark and Software Licensing Agreement: Pursuant to the trademark and software licensing agreement between iSoftStone WFOE and Beijing iSoftStone, iSoftStone WFOE agreed to license its trademarks, software copyrights and domain names to Beijing iSoftStone on a non-exclusive basis. Beijing iSoftStone would pay licensing fees in a lump sum equal to the revenue realizable under the business contracts of Beijing iSoftStone that are not subcontracted to iSoftStone WFOE and that are not otherwise paid to iSoftStone WFOE pursuant to the aforesaid exclusive technology consulting and management service agreement. The trademark and software licensing agreement is currently effective and has a term of three years from its signing date and is renewable an unlimited number of times for three years unless terminated upon written agreement by the parties.

Irrevocable Power of Attorney: The shareholders of Beijing iSoftStone executed an irrevocable power of attorney to appoint iSoftStone WFOE or iSoftStone WFOE’s designee as their attorney-in-fact to attend shareholders’ meeting of Beijing iSoftStone and to vote on their behalf. The power of attorney granted by the shareholders of Beijing iSoftStone remains valid until the earlier of (a) the dissolution of Beijing iSoftStone, and (b) the related shareholders ceasing to be the shareholders of Beijing iSoftStone.

Through a series of contractual arrangements, iSoftStone WFOE is the primary beneficiary of the VIE and the Company has consolidated the financial results of the VIE in its consolidated financial statements since the date of inception of Beijing iSoftStone.

The VIE generated limited net revenues from providing services to primarily PRC state-owned entities which are not permitted to receive certain services from foreign owned entities such as the Company and iSoftStone WFOE.

The following financial statements amounts and balances of the VIE were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2010	2011
Total assets	$280	$126
Accounts payable	(10)	—
Deferred revenue	(7)	(18)
Accrued expenses and other current liabilities	(50)	(42)
Total liabilities	$(67)	$(60)

	Years ended December 31,
	2009	2010	2011
Net revenues	$189	$123	$30
Net income (loss)	$9	$(15)	$(142)

	Years ended December 31,
	2009	2010	2011
Net cash (used in) provided by operating activities	$3	$131	$(37)
Net cash used in investing activities	$—	$—	$—
Net cash provided by financing activities	$—	$—	$—

No assets of the VIE are collateral for VIE’s obligations. There are no restrictions on the use of the VIE’s assets to settle the Company’s obligations. As of December 31, 2010 and 2011, none of the VIE’s liabilities have recourse to the Company.

Noncontrolling interest

Effective January 1, 2009, the Company adopted an authoritative pronouncement issued by the Financial Accounting Standards Board (the “FASB”) regarding noncontrolling interests in consolidated financial statements. The pronouncement requires noncontrolling interests to be separately presented as a component of equity in the consolidated financial statements.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expenses in the financial statements and accompanying notes. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to, revenue recognition, income taxes, collectability of accounts receivable, impairment of goodwill, estimated useful lives and impairment of property and equipment and intangible assets, contingent consideration in relation to business combinations, share-based compensation and fair value of ordinary shares.

Restricted cash

Restricted cash represents the security deposits with certain Chinese banks who issue bank accepted drafts for the purpose of settlement of trading purchases with the Company’s suppliers. The restriction normally lasts for a period of three to six months.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

The Group’s financial instruments mainly include cash, restricted cash, accounts receivable, accounts payable, amounts due from/and to related parties, short term borrowings, long term investments, contingent consideration payable in connection with business acquisitions, warrants and convertible notes.

The carrying values of cash, restricted cash, accounts receivable, accounts payable, and amounts due from/and to related parties approximate their fair values due to short-term maturities.

The carrying amounts of short term borrowings approximate their fair values as the borrowings bear variable interest rates which approximate the market interest rate.

Contingent consideration payable in connection with business acquisitions, the warrants to issue series B convertible redeemable shares and return rate reset and conversion right derivatives embedded in the convertible notes were carried at fair value.

Allowance for doubtful accounts

Accounts receivable represents those receivables derived in the ordinary course of business. The Group conducts credit evaluations of clients and generally do not require collateral or other security from their clients. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific clients.

Property and equipment, net

Property and equipment, net, are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Building	45 years
Computers and software	3 – 5 years
Furniture and office equipment	5 – 17 years
Motor vehicles	5 years
Leasehold improvements	the shorter of lease terms or the estimated useful lives

Depreciation and amortization of these assets, on the same basis as other property assets, commences when the assets are ready for their intended use.

Long term investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting shares of the investee between 20% and 50%, and other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Investee companies over which the Group has no ability to exercise significant influence, nor has a controlling interest are accounted for using the cost method. No significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee less than 20% are considered in determining whether the cost method of accounting is appropriate.

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Business combination

Business combinations are recorded using the purchase method of accounting. On January 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations.

From January 1, 2009, the assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition. For shares issued in a business combination, the Group has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, from January 1, 2009 the contingent consideration is recognized and measured at its fair value at the acquisition date, and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Acquired intangible assets with finite lives

Acquired intangible assets with finite lives are carried at cost less accumulated amortization. Customer base is amortized using the estimated attrition pattern of the acquired intangible assets. The weighted average amortization period in total is 4.4 years. Contract backlog, non-compete agreements and trademark are amortized using the straight-line method over the following estimated economic lives:

Customer base	1.8 – 6 years
Contract backlog	0.3 – 1.3 years
Non-compete agreements	4 – 5 years
Trademark	4.4 years

Land use right

All land in the PRC is owned by the PRC government, which, according to the relevant PRC law, may grant the right to use the land for a specified period of time. Payment for acquiring land use right is stated at cost less accumulated amortization and any recognized impairment loss. Amortization is provided on a straight-line basis over the term of the land use right.

Impairment of long-lived assets with finite lives

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. There were no impairment losses during the years ended December 31, 2009, 2010 and 2011.

Impairment of goodwill

The Group tests goodwill annually following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Research and development expenses

Research and development costs are expensed as incurred unless technical and commercial feasibility of the project is demonstrated, future economic benefits are probable. To date, costs incurred after technological feasibility was established and prior to completion of software development have not been material, and accordingly, the Group has expensed all research and development expenses when incurred. Research and development costs and software development costs incurred under contractual arrangements with customers are accounted for as cost of revenues.

Revenue recognition

The Group provides a comprehensive range of IT services and solutions, categorized into three business lines: (i) IT services; (ii) Consulting and Solution services; and (iii) BPO services. The rights to software developed by the Group on behalf of its clients belong to the clients and the Group does not have the option to acquire such rights from its clients. The Group provided services on a time-and-expense basis, a fixed-price basis or, with respect to some BPO services, on a volume basis.

Revenue is considered realizable and earned when all of the following criteria are met: persuasive evidence of a sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured.

Time-and-expense basis contracts

Revenues from time-and-expense basis contracts are recognized as the related services are rendered assuming all other basic revenue recognition criteria are met. Under time-and-expense basis contracts, the Group is reimbursed for actual hours incurred at negotiated hourly billing rates. Clients may terminate the contracts at any time before the work is completed but are obligated to pay the actual service hours incurred through the termination date at the contract billing rate. Net revenues recognized for time-and-expense basis contracts totaled $73,963, $79,366 and $107,261 for the years ended December 31, 2009, 2010 and 2011, respectively.

Fixed-price basis contracts

Revenues from fixed-price basis contracts require the Group to perform services throughout the contractual period, which are generally less than two years. Revenues from this type of arrangements are generally recognized using the proportional performance method based on the proportion of direct labor costs incurred to the budgeted direct labor costs. The Group recognizes cost of revenues for labor and other costs on actual basis with no deferral of project costs. The Group believes it can reasonably estimate the service hours expected to be incurred on each project and there are no retention provisions based on the Group’s historic experience. To date, the Group has not incurred a material loss on any contracts. However, as a policy, provisions for estimated losses on such engagements will be made during the period in which a loss becomes probable and can be reasonably estimated.

Net revenues recognized for fixed-price basis contracts totaled $57,678, $115,835 and $172,695 for the years ended December 31, 2009, 2010 and 2011, respectively.

Volume basis contracts

For volume basis contracts, the Group recognizes service revenues based on the volume of the transactions processed for the clients and a pre-agreed unit price for each type of process. Net revenues recognized for volume basis contracts totaled $2,746, $1,774 and $3,461 for the years ended December 31, 2009, 2010 and 2011, respectively.

Business tax

The Group’s PRC subsidiaries are subject to business tax at rate of 5% and related surcharges of total revenues for certain type of contracts. Certain contracts under specific formalities are exempted from business tax in accordance with the PRC tax laws. Business tax is recorded as a reduction in revenues when incurred.

Value added taxes rebate revenues

The Group receives value added taxes (“VAT”) rebates from tax authority as an incentive to encourage certain high-tech industries. VAT rebates are recorded as revenue when the Group pays the relevant VAT and properly files the rebate application to tax authority when the related rebates become receivable. The Group has recorded $261, $240 and $77 of VAT rebate in revenue for the years ended December 31, 2009, 2010 and 2011, respectively. The VAT rebate revenues are classified into the relevant revenue categories.

Other income

Other income primarily consists of retained net revenue of sub-contract, which is the amount billed to a customer less the amount paid to a supplier.

Government subsidies

Government subsidies include amounts granted by local government authorities to encourage the employment of new college graduates and other purposes. Government subsidies are recorded as receivables when the approval is obtained from the local government authorities and the Group has the right to receive the subsidies, when historically the expenses that the subsidies intended to compensate normally have incurred by the Company. Subsidies to encourage employment of new college graduates are recognized in the statement of operations as deductions to the cost of revenues and related expenses, primarily costs of revenues. Subsidies for other purposes are recognized as other operating income because the subsidies are not intended to compensate for specific expenditure. For the years ended December 31, 2009, 2010 and 2011, the Group recognized government subsidies as a reduction to costs of revenues of $1,815, $6,133 and $9,277, respectively, as a reduction to operating expenses of $316, $1,569 and $3,054, respectively, and as other operating income of $2,999,$3,269 and $1,840, respectively.

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating lease. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Advertising costs

Advertising costs are expensed as incurred and such expenses were minimal for the periods presented. Advertising costs have been included as part of selling and marketing expenses.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”). The financial records of the Group’s subsidiaries and VIE located in the PRC, Japan, Hong Kong, Taiwan, Korea, and the United States are maintained in their local currencies, the Renminbi (“RMB”), Japanese Yen (“Yen”), Hong Kong Dollars (“HK$”), Taiwan Dollars (“NT$”), Korea Won (“WON”) and U.S. Dollars (“US$”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the prevailing rates of exchange on the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group’s entities with functional currency of RMB, Yen, HK$, NT$, and WON translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency, based on the exchange rates quoted by the Federal Reserve Bank of New York. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are report as cumulative translation adjustments and are shown as a separate component of the other comprehensive income.

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments. Comprehensive income (loss) is reported in the consolidated statements of equity and comprehensive income (loss).

Share-based compensation

The Group grants share options to its employees for retention and incentive purpose. The value of the share options is measured based on the fair value on the grant date. The Group recognizes the compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period, which is generally the vesting period of the award in accordance with the graded vesting schedule. The amount of compensation expenses recognized for any period is not less than the portion of the fair value of the options vested during that period. The estimate of forfeiture rate is adjusted over the requisite service period to the extent that actual forfeiture rate differs, or are expected to differ, from such estimates. Changes in estimated forfeiture rate are recognized through a cumulative true-up adjustment in the period of change and will impact the amount of share-based compensation expense to be recognized in future periods.

Shares awards issued to non-employees, such as consultants, are measured at fair value at the earlier of the commitment date or the date the service is completed, and are recognized over the period the service is provided in accordance with the graded vesting schedule.

Net income per share

Basic net income per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The Group’s convertible preference shares and certain nonvested shares were participating securities, as the preference shares participated in undistributed earnings on an as-if-converted basis and certain nonvested shares were entitled to dividend right before vesting. Accordingly, the Group used the two-class method whereby undistributed net income was allocated on a pro rata basis to the ordinary, preference shares and certain nonvested shares to the extent that each class might share income for the period, whereas the undistributed net loss was allocated to ordinary shares and certain nonvested shares because preference shares were not contractually obligated to share the loss.

The Group has convertible preference shares, convertible redeemable preference shares, share options, nonvested shares, warrants, convertible notes, and potentially issuable ordinary shares whose issuance is contingent upon the satisfaction of certain conditions in connection with business acquisitions, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of the convertible preference shares and convertible redeemable preference shares is computed using the as-if-converted method; the effect of the warrants and share options is computed using the treasury stock method.

Significant risks and uncertainties

Foreign currency risk

RMB is not freely convertible into other currencies. All foreign exchange transactions involving RMB must take place through the People’s Bank of China or other institutions authorized to buy and sell foreign currency. The exchange rate adopted for the foreign exchange transactions are the rates of exchange quoted by the People’s Bank of China that are determined largely by supply and demand. The Group’s cash balances in RMB as of December 31, 2009, 2010 and 2011 were RMB180,174,000, RMB350,501,290 and RMB473,192,669 respectively.

During the periods, the Group incurred foreign currency risk mainly on sales denominated in US$, and Japanese Yen. The Group did not enter into any foreign exchange forward contracts to hedge against exchange rate fluctuations.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and accounts receivable.

The Group places its cash with authorized financial institutions.

The Group has relatively high concentration of revenues with certain clients. Clients accounting for 10% or more of total net revenues are as follows:

	For the year ended December 31,
	2009		2010		2011
	Amount	%	Amount	%	Amount	%
Client A	$26,198	19	$48,670	25	$65,406	23
Client B	$19,973	15	$24,739	13	$24,907	9

Clients accounting for 10% or more of accounts receivable are as follows:

	As of December 31,
	2010		2011
	Amount	%	Amount	%
Client A	$26,556	26	$45,131	30

Recent accounting pronouncements not yet adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk—the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure—the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•

Fair value of an instrument classified in a reporting entity’s stockholders’ equity—the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements—the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Company does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Company does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company does not expect the adoption of this pronouncement to have a significant effect on its consolidated financial statements.

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company is in the process of evaluating the effect of adoption of this guidance on its consolidated financial statements.

ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS

3. ACQUISITIONS

(a) Acquisition of business of Wuxi Huayang

On July 1, 2007, the Group acquired the operating assets and liabilities of Wuxi Huayang, including a 49% noncontrolling interest in Wuxi iSoftStone for the purpose of establishing a service delivery center in Wuxi, with an initial cash consideration of $779, which was paid in 2007.

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction, based on the initial consideration, was determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Intangible assets acquired:
Customer base	$213	3.5 years
Contract backlog	74	1.3 years
Non-compete agreement	15	5 years
Goodwill	401
Deferred tax liabilities	(36)
Noncontrolling interest	112

Total consideration	$779

An additional cash consideration, based on the performance of the acquired business in 2007 and 2008 was subsequently determined to be $1,107, of which was paid in 2009. The additional consideration was recorded as an addition to the goodwill in 2009.

The Group is also obligated to pay additional performance-based cash consideration at twice the audited net income of the acquired business for the period from July 1, 2007 to June 30, 2010, plus $134 and less previously paid cash consideration of $1,886. In October 2010, the Group entered into a settlement agreement with the selling shareholders and fixed the additional cash consideration at $674, of which $629 and $45 were paid in December 2010 and August 2011, and was recorded as an addition to the goodwill in 2010 and 2011.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force, and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

It is not practicable to disclose the amount of revenue and earnings of the acquiree since the acquisition date as the operating results of the acquired business of Wuxi Huayang have been included in the Group’s consolidated financial statements since the date of acquisition.

(b) Acquisition of business of Jiefeng

On January 1, 2008, the Group acquired the IT service operations of Jiefeng, an information technology outsourcing service provider based in Shanghai, China for the purpose of establishing stronger relationship with a long-time significant client and acquiring professionals with expertise in website technologies.

The purchase price of transaction was $2,787, consisting of:

•	Deferred payable of $2,713 which recorded at its present value of $2,596 at the acquisition date of which $836 and $1,877 were paid in 2008 and 2009, respectively.

•	1,004,500 ordinary shares of the Company valued at $0.19 per share and issued at the acquisition date.

The difference between the cash consideration $2,713 and its present value of $2,596 as of the acquisition date is accreted as interest expense over the payment term using effective interest rate method. The Group recognized $53 and $64 of interest expense for the years ended December 31, 2008 and 2009, respectively.

The transaction was accounted for as a business combination using the purchase method of accounting. The value of the ordinary shares and the purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$150
Other current assets	559
Current liabilities	(114)
Intangible assets acquired:
Customer base	790	4 years
Contract backlog	89	1.3 years
Non-compete agreement	34	4 years
Goodwill	1,317
Non-current assets	8
Deferred tax liabilities	(46)

Total consideration	$2,787

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force, and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

It is not practicable to disclose the amount of revenue and earnings of the acquiree since the acquisition date as the operating results of the acquired business of Jiefeng have been included in the Group’s consolidated financial statements since the date of acquisition.

(c) Acquisition of Akona

On February 28, 2008, the Group acquired 100% equity interest in Akona, a Washington corporation primarily focused on IT services business in the U.S. for the purpose of enhancing the onshore delivery capability to a major client located in the U.S.

The purchase price included initial cash consideration of $3,136, which was paid in 2008, and 4,539,489 ordinary shares of the Company valued at $0.21 per share were issued on the acquisition date. In addition, the arrangement also included a contingent consideration based on the 2008 actual performance of Akona.

The transaction was accounted for as a business combination using the purchase method of accounting. The value of the ordinary shares and the purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$490
Current assets	1,192
Current liabilities	(463)
Non-current assets	138
Intangible assets acquired:
Customer base	5,087	1.8 – 5.8 years
Contract backlog	312	0.8 years
Deferred tax liabilities	(1,944)
Contingent consideration in connection with business combination	(723)

Total consideration	$4,089

An amount of contingent consideration of $723 was recognized at date of acquisition representing the excess amount of fair value of acquired assets and liabilities over the initial consideration.

Pursuant to the terms of the original purchase agreement, the contingent consideration of $9,263 was determined, based on the 2008 performance of the acquired business which consisted of $5,640 in cash and 7,548,288 ordinary shares of the Company valued at $0.48 per share, with the assistance of American Appraisal China Limited, an independent valuation firm. The cash was paid and the shares were issued in 2009. The additional consideration was recorded as an addition to the goodwill in 2009.

It is not practicable to disclose the amount of revenue and earnings of the acquiree since the acquisition date as the operating results of Akona have been included in the Group’s consolidated financial statements since the date of acquisition.

(d) Acquisition of business of Star

On March 1, 2009, the Group acquired the IT services business of Star, an information technology outsourcing service provider based in Shenzhen, China for the purpose of enhancing the market presence and share with a long-term service provider for Huawei.

The Group agreed to pay cash contingent consideration, primarily based on the performance of Star for the period from March 1, 2009 to February 28, 2010. The fair value of the contingent consideration of $1,596 on the acquisition date was determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm.

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Non-current assets	$256
Intangible assets acquired:
Customer base	254	3 years
Contract backlog	13	0.5 years
Non-compete agreements	15	5 years
Goodwill	1,083
Deferred tax liabilities	(25)

Total consideration	$1,596

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

On December 31, 2009, the Group entered into a supplementary purchase agreement with the selling shareholders to revise the contingent consideration provision and determine the total consideration will be up to $1,528 in cash, consisting of $836 payable unconditionally, which was reclassified as deferred consideration as of December 31, 2009 and paid in 2010, and up to $692 payable upon the attainment to certain performance targets for the twelve months period ended February 28, 2010, of which $257 was paid in 2010. The fair value of the contingent consideration as of December 31, 2009 was determined as $670. The decrease in the fair value of contingent consideration payable excluding the effect of amount reclassified to deferred consideration, which was $90, was recorded as a gain of changes in fair value of contingent consideration in the consolidated statements of operations in 2009. As of December 31, 2010, there was $436 unpaid cash consideration which was paid in 2011. The increase in the fair value of contingent consideration payable, excluding the $23 payment in 2010 was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations in 2010. In April 2011, cash consideration of $439 was paid. The decrease in the fair value of contingent consideration payable of $2 in 2011 was recorded as a gain of changes in fair value of contingent consideration in the consolidated statements of operation in 2011.

It is not practicable to disclose the amount of revenue and earnings of the acquiree since the acquisition date as the operating results of the acquired business of Star have been included in the Group’s consolidated financial statements since the date of acquisition.

(e) Acquisition of business of MDCL

On March 6, 2009, the Group acquired the IT services operations of MDCL for the purpose to enhance the service capability to clients located in Hong Kong and Taiwan.

The consideration consisted of an initial cash consideration of $700, which was paid in 2009, and contingent consideration up to $500 in cash and $400 in shares of the Company, primarily based on the certain performance conditions of the acquired business for the 24 months period following the date of acquisition. The contingent consideration was valued at $549 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm.

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Current assets	$1,199
Intangible assets acquired:
Customer base	78	3 years
Contract backlog	42	1 year
Non-compete agreements	7	4 years
Deferred tax liabilities	(11)
Gain on bargain purchase	(66)

Total consideration	$1,249

The excess of the fair value of acquired net assets over fair value of the consideration as of acquisition was at $66, which was recognized as a gain on bargain purchase in the consolidated statement of operations in 2009.

The changes in fair value of the contingent consideration from date of acquisition to December 31, 2009 was determined to be an increase in liability of $93, which was recognized in the consolidated statement of operations in 2009.

In 2010, the Group settled the contingent consideration with the selling shareholders of MDCL at $266 in cash, which was paid in May and October 2010, and 242,059 ordinary shares were issued on July 30, 2010 and valued at $0.54 per share, which was estimated by the Group with the assistance of American Appraisal China Limited, an independent valuation firm. The decrease in the fair value of contingent consideration payable of $245 in 2010 was recorded as changes in fair value of contingent consideration in connection with business combination in the consolidated statements of operations in 2010.

It is not practicable to disclose the amount of revenue and earnings of the acquiree since the acquisition date as the operating results of the acquired business of MDCL have been included in the Group’s consolidated financial statements since the date of acquisition.

(f) Acquisition of Ascend

On October 7, 2010, the Group acquired a 100% equity interest of Ascend, which has offices in Boston and New York City and provides IT consulting services to global banking and financial services (including insurance) clients in the U.S.

The consideration consists of cash consideration of $1,928, which was paid in 2010, and 823,846 ordinary shares of the Company which were issued on December 23, 2010 valued at $1.15 per share. In addition, the transaction also contains a contingent cash consideration arrangement based primarily on performance of the acquired business for the period from October 1, 2010 to September 30, 2011 at the minimum of $394 and maximum of $3,394. The share consideration and the contingent consideration were valued at $951 and $310, respectively, by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$1,928
Value of ordinary shares	951
Contingent consideration	310

Total consideration	$3,189

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$312
Current assets	1,675
Current liabilities	(1,344)
Non-current assets	74
Intangible assets acquired:
Customer base	854	4.3 years
Contract backlog	190	0.3 years
Trademark	4	4.4 years
Goodwill	1,801
Deferred tax liabilities	(377)

Total consideration	$3,189

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The changes in fair value of the contingent consideration from date of acquisition to December 31, 2010 was determined to be an increase in liability of $132, which was recognized as a loss in the consolidated statement of operations in 2010.

In 2011, pursuant to the purchase agreement, the contingent consideration of $3,394 in cash was determined based on performance of the acquired business for the period from October 1, 2010 to September 30, 2011, of which $1,697 was paid in December 2011. As of December 31, 2011, the remaining $1,697 was recorded at its present value of $1,593 as deferred consideration payable, which is to be paid in 2012. The increase in the fair value of contingent consideration payable of $2,966 was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations in 2011.

It is not practicable to disclose the amount of revenue and earnings of the acquiree since the acquisition date as the operating results of Ascend have been included in the Group’s consolidated financial statements since the date of acquisition.

(g) Acquisition of Shanghai Kangshi

On November 10, 2010, the Group acquired 100% equity interest of Shanghai Kangshi, an information technology outsourcing service provider based in Shanghai, China for the purpose to enhance capability in providing business intelligence services to China and global customers.

The consideration consists of an initial cash consideration of $6,373, and 970,215 ordinary shares of the Company valued at $1.235 per share. There was $1,867 cash consideration paid in 2010. A portion of these shares will be subject to repurchase at a nominal price if the performance of the acquired business for each of the year 2010, 2011 and 2012 fails to achieve that year’s performance target. The repurchase right for the ordinary shares issued was accounted for as a contingent receivable, which was valued at $225 by the Group at the acquisition date. The contingent share consideration was valued by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

	$0,000	$0,000	$0,000
Cash consideration	$6,373
Value of ordinary shares	1,198
Contingent receivable	(225)

Total consideration	$7,346

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$929
Current assets	1,151
Current liabilities	(443)
Non-current assets	35
Intangible assets acquired:
Customer base	1,970	3.2 – 5.2 years
Contract backlog	318	0.9 years
Non-compete agreement	155	5.0 years
Goodwill	3,597
Deferred tax liabilities	(366)

Total consideration	$7,346

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The change in fair value of the contingent consideration from the date of acquisition to December 31, 2010 was determined to be an increase in liability of $62, which was recognized as a loss of changes in fair value of contingent consideration in the consolidated statement of operations in 2010.

There was $2,620 cash consideration paid in 2011. The fair value of the contingent consideration as of December 31, 2011 was determined as nil based on the performance of the acquired business for each of the year 2011 and 2012. The increase in fair value of contingent consideration receivable of $167 was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations in 2011.

It is not practicable to disclose the amount of revenue and earnings of the acquiree since the acquisition date as the operating results of Shanghai Kangshi have been included in the Group’s consolidated financial statements since the date of acquisition.

(h) Acquisition of Adventier

On July 31, 2011, the Group acquired 100% equity interest of Adventier, which has headquarter in Minnesota and provides ERP consulting and solution services. The purpose of the acquisition is to further enhance the end-to-end service offerings, including ERP consulting and delivery capabilities, to both the global and Chinese clients.

The consideration consists of an initial cash consideration of $3,555, which was paid in 2011. In addition, the transaction also contains a contingent cash consideration arrangement based primarily on performance of the acquired business for the period from January 1, 2011 to December 31, 2011 with the maximum of $8,000. The contingent consideration was estimated to be $2,076 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$3,555
Contingent consideration	2,076

Total consideration	$5,631

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$675
Current assets	1,163
Current liabilities	(1,838)
Intangible assets acquired:
Customer base	1,080	3.4 years
Contract backlog	690	0.5 years
Trademark	330	4.5 years
Goodwill	4,287
Deferred tax liabilities	(756)

Total consideration	$5,631

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

In 2011, the contingent consideration was determined pursuant to the purchase agreement to be $7,469, based on the actual performance of the acquired business. The increase of the consideration was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations.

It is not practicable to disclose the amount of revenue and earnings of the acquiree since the acquisition date as the operating results of Adventier have been included in the Group’s consolidated financial statements since the date of acquisition.

(i) Other acquisitions

The Group also made other insignificant acquisitions during the three-year period ended December 31, 2011:

The Group acquired a 90.2% equity interest of iHealthStone in January 2011 for cash consideration of $306.

(j) Pro forma information of acquisitions

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2008 and 2009 assuming that the acquisitions of Star and MDCL which were completed in 2009, occurred as of January 1, 2008 and 2009, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	Year ended December 31,
	2008	2009
	(Unaudited)	(Unaudited)
Pro forma net revenue	$92,338	$149,097
Pro forma net income attributable to ordinary shareholders of iSoftStone Holdings Limited	$(135)	$10,483
Pro forma net income (loss) per ordinary share—basic	$(0.03)	$0.02
Pro forma net income (loss) per ordinary share—diluted	$(0.03)	$0.02

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2009 and 2010 assuming that the acquisitions of Ascend and Shanghai Kangshi which were completed in 2010, occurred as of January 1, 2009 and 2010, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	Year ended December 31,
	2009	2010
	(Unaudited)	(Unaudited)
Pro forma net revenue	$145,729	$204,054
Pro forma net loss attributable to ordinary shareholders of iSoftStone Holdings Limited	$(729)	$(7,479)
Pro forma net loss per ordinary share—basic	$(0.01)	$(0.05)
Pro forma net loss per ordinary share—diluted	$(0.01)	$(0.05)

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2010 and 2011 assuming that the acquisitions of iHealthStone Co., Ltd. and Adventier which were completed in 2011, occurred as of January 1, 2010 and 2011, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	Year ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)
Pro forma net revenue	$199,407	$286,974
Pro forma net income (loss) attributable to ordinary shareholders of iSoftStone Holdings Limited	$(3,145)	$19,704
Pro forma net income (loss) per ordinary share—basic	$(0.02)	$0.04
Pro forma net income (loss) per ordinary share—diluted	$(0.02)	$0.03

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE

4. ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of December 31,
	2010	2011
Billed accounts receivable	$26,685	$52,119
Unbilled accounts receivable	77,578	104,763
Less: Allowance for doubtful accounts	(2,320)	(4,219)

Total accounts receivable	$101,943	$152,663

Unbilled accounts receivable represents revenues earned but not yet billable at the respective balance sheet dates according to the contract terms, which are set forth based on the achievement of certain implementation milestones or the completion of the project. Such balances will become billable when the terms are met.

There was $10,833 of billed accounts receivable pledged by the Group for borrowing short term bank loans as of December 31, 2011.

An analysis of the allowance for doubtful accounts is as follows:

	As of December 31,
	2009	2010	2011
Balance at beginning of year	$309	$423	$2,320
Charge to expenses	114	2,515	2,438
Write-offs	—	(688)	(727)
Exchange rate differences	—	70	188

Balance at end of year	$423	$2,320	$4,219

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31, 2010	As of December 31, 2011
Contracts in progress (i)	$3,848	$7,267
Government subsidies receivable (ii)	909	1,841
Advance to employees (iii)	966	1,718
Advance to suppliers	331	873
Rental deposits	126	1,305
Prepaid rental & other prepaid expenses	333	342
Receivable from MDCL (iv)	—	2,409
Other operating receivable	868	1,774
Others	440	1,465

Total	$7,821	$18,994

(i)	Contracts in progress comprise:

Deposits paid by the Group to certain clients to guarantee fulfillment of the terms of contracts which will be returned when the contract terms are fulfilled and deferred contract costs representing contract costs incurred in advance of revenue recognition arising from:

•	hardware or software purchased and delivered to the customers prior to services being provided and revenue recognized.
•

direct and incremental staff costs in respect of one BPO contract to hire and train its service delivery personnel according to the customer’s requirements prior the delivery of the billable services, and such deferred costs will be recognized over the billable service period.

•	the cost of providing services as requested by certain significant and recurring customers in advance of a formal works contract or purchase order being received.
(ii)	Government subsidies receivable represented employment incentive subsidies that are recorded when the approval is obtained from the local government authorities and the Group has the right to receive the subsidies. The balance as of December 31, 2011 was subsequently received in February 2012.
(iii)	Advances to employees represented cash advances to employees for business operations and are recognized as operating expenses when incurred.
(iv)	In April 2011, the Group entered into an agreement to acquire 19.9% equity interest in MDCL and paid $2,409 as part of the consideration in June 2011. As of December 31, 2011, the Group terminated the agreement. The balance is expected to be collected in 2012.

LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
LONG TERM INVESTMENTS

6. LONG TERM INVESTMENTS

	As of December 31,
	2010	2011
Equity method:
iSoftStone Technologies Co., Ltd. (i)	$35	$32
Hubei Shenke Information Technology Company Limited (ii)	14	41
Wuxi iCarnegie Enterprise Management Company Limited and its subsidiary, Wuxi iCarnegie Training School (iii)	82	—
Chengdu Medicine & Health Network Management Company Limited (iv)	—	7,690
Dalian iSoftStone iCarnegie Information Technology Company Limited (v)	—	30
Wuxi iSoftStone IoT Innovation Application Technology Company Limited (vi)	—	28
Cost method:
Beijing iSoftStone Boxin Technology Company Limited (vii)	270	—
Dynomedia, Inc. (viii)	—	1,530

Total	$401	$9,351

(i)	In August 2006, iSoftStone Japan and other third party investors set up iSoftStone Technologies Co., Ltd. (“ISST”), a Japan-based company providing IT outsourcing services to multinational financial institutions, with a total cash capital contribution of $100. iSoftStone Japan holds 32.25% interest in ISST, and accounts for the investment using equity method. The Group recognized share of loss in ISST of $13, $9 and $3 during the years ended December 31, 2009, 2010 and 2011, respectively.
(ii)	In June 2010, iSoftStone Tianjin invested $18 in Hubei Shenke Information Technology Company Limited (“Shenke”) for a 20% equity interest with other three shareholders. In May 2011, the Group injected additional capital of $48 to Shenke. As the Group has the ability to exercise significant influence over the operating and financial decisions of Shenke, the Group has adopted the equity method to account for its investment in Shenke. The Group recognized share of loss in Shenke of $4 and $21 during the year ended December 31, 2010 and 2011, respectively.
(iii)	In August 2010, iSoftStone Wuxi sold 45% of its equity interest in Wuxi iCarnegie Enterprise Management Company Limited and its subsidiary, Wuxi iCarnegie Training School (“Wuxi iCarnegie”) to a third party investor at a cash consideration of $664. After the completion of the sale, the Group holds 20% equity interest in Wuxi iCarnegie. As a result, the Group has deconsolidated Wuxi iCarnegie from the date of disposal. As the Group continues to have the ability to exercise significant influence over the operating and financial decisions of Wuxi iCarnegie, the Group has adopted the equity method to account for its investment in Wuxi iCarnegie. The gain on deconsolidation of Wuxi iCarnegie is computed as follows:

Amounts
Fair value of consideration received (cash proceeds)	$664
Fair value of retained noncontrolling interest in Wuxi iCarnegie	288
Carrying value of noncontrolling interest in Wuxi iCarnegie	(67)
Carrying value of Wuxi iCarnegie at the date of disposal	194

Gain on deconsolidation of Wuxi iCarnegie	$1,079

The initial carrying amount the equity method investment as of the date of deconsolidation was $288. From the date of deconsolidation to December 31, 2010, the Group recognized share of loss in Wuxi iCarnegie at $202, together with the impact of exchange loss amount of $4, resulted in a carrying amount of $82 as of December 31, 2010. In April 2011, the Group injected additional capital of $311 to Wuxi iCarnegie. During the year ended December 31, 2011, the Group recognized share of loss in Wuxi iCarnegie of $393.

(iv)	In September 2011, iSoftStone WOFE and Chengdu Investment Holding Group Ltd., a government investment group, jointly established Chengdu Medicine & Health Network Management Company Limited (“Chengdu-Medical”) in Chengdu to design, build, and operate a healthcare data exchange network. The Group invested $7,785 to hold 49% of the equity of Chengdu-Medical and accounts for the investment using equity method. The Group recognized share of loss of $95 during the year ended December 31, 2011.
(v)	In October 2011, iSoftStone Dalian invested $32 to hold 20% of equity interest in setting up Dalian iSoftStone iCarnegie Information Technology Company Limited (“Dalian iCarnegie”) with other third party investors. The Group adopted equity method to account for the investment and recognized share of loss of $2 during the year ended December 31, 2011.
(vi)	In January 2011, iSoftStone Wuxi and other third party investors set up Wuxi iSoftStone IoT Innovation Application Technology Company Limited (“Wuxi IoT”), in which the Group invested $79 to hold 20% equity interest. As the Group has the ability to exercise significant influence over the operating and financial decisions, equity method is used to account for the investment. During the year ended December 31, 2011, the Group recognized share of loss in Wuxi IoT of $51.
(vii)	In September 2007, iSoftStone WFOE acquired 20% equity interest in Beijing iSoftStone Boxin Technology Company Limited (“Boxin”) for a cash consideration of $105. In 2009, the shareholder of Boxin agreed to increase the paid-in capital of Boxin and accordingly iSoftStone WFOE proportionately paid additional cash contribution of $165 to Boxin. Since the other shareholder has the sole right to determine the executive director of Boxin and, accordingly the Group does not have the ability to exercise significant influence over the operating and financial decisions of Boxin, the Group uses the cost method to account for its investment in Boxin. In October 2011, the Group sold its equity interest in Boxin to the other shareholder at a cash consideration of $270.
(viii)	In June 2011, iSoftStone Holding invested a total of $1,530 to acquire 23.4% of total equity in the form of series B preferred shares of Dynomedia to expand its service lines to e-Publishing market for both domestic Chinese and global clients. The Group determined and applied the cost method to account for the investment as the investment in preferred shares is not in-substance common stock.

The management has performed the impairment analysis on these investments and determined that there was no impairment on such investments as of December 31, 2010 and 2011.

The summarized financial information of the equity method investments as shown in their financial statements as of and for the years ended December 31 were as follows:

	As of December 31,
	2010	2011
Total current assets	$1,685	$20,919
Total assets	$2,097	$21,407
Total current liabilities	$(3,069)	$(6,952)
Total liabilities	$(3,315)	$(7,306)

	Years ended December 31,
	2009	2010	2011
Net revenues	$94	$2,023	$6,160
Gross profits	$46	$82	$1,354
Net loss	$(34)	$(1,087)	$(2,660)

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2010	2011
Buildings	$—	$32,178
Computers and software	16,454	21,426
Furniture and office equipment	2,770	5,087
Leasehold improvements	9,496	15,089
Motor vehicles	341	309

	29,061	74,089
Less: Accumulated depreciation and amortization	(11,161)	(18,298)

Property and equipment, net	$17,900	$55,791

In 2011, the Group purchased an office building and the associated office equipments in Wuxi, China, at a price of $32,178 and $1,315 respectively. The premises will be used as the new principal offshore delivery center (ODC) and regional headquarters of Eastern China to meet the increasing demand arising from the global clients and to support the Group’s tier 2 and tier 3 city expansion strategy to maintain the market competitiveness in cost and employee retention.

Depreciation and amortization expenses for the years ended December 31, 2009, 2010 and 2011 were $3,197, $4,674 and $7,012, respectively.

LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2011
LAND USE RIGHTS, NET

8. LAND USE RIGHTS, NET

	As of December 31,
	2010	2011
Land use rights	—	3,273
Less: accumulated amortization	—	(30)
Exchange differences	—	(1)

Land use rights, net	$—	$3,242

The Company acquired a land use rights in Wuxi, China, in 2011. The useful life is 50 years since September, 2007 when the certificate was firstly issued. The Company amortizes the cost of acquired land use rights on a straight-line basis over the remaining 45 years of useful life. Amortization expenses for land use rights totaled $30 for the year ended December 31, 2011.

Future amortization expense is US$72 per year for each of the next five years through December 31, 2016 and after.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS

9. INTANGIBLE ASSETS

The intangible assets and their accumulated amortization were as follows:

	As of December 31,
	2010	2011
Intangible assets subject to amortization:
Customer base	$10,837	$12,156
Contract backlog	1,218	1,942
Non-compete agreements	389	738
Software copyright	610	925
Trademark	4	4

	13,058	15,765

Less: Accumulated amortization
Customer base	(6,311)	(8,688)
Contract backlog	(925)	(1,827)
Non-compete agreements	(86)	(205)
Software copyright	(118)	(356)
Trademark	—	(1)

	(7,440)	(11,077)

Intangible assets, net	$5,618	$4,688

Amortization expenses were $2,015, $1,965 and $3,432 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group expects to record amortization expenses of $2,190, $1,558, $639, $283 and $18 for each of the year 2012, 2013, 2014, 2015 and 2016, respectively.

In January 2010, the Group incorporated a subsidiary, Guodian, with a third party who, in return for its 40% of the equity, contributed the copyright of certain software. The software copyright was initially recorded at $586, which was determined based on the estimated future benefit to be generated from the use of this software copyright. The software copyright was amortized into the statement of operations based on the estimated benefit of the copyright to be generated by the Group over the 5 years of estimated useful life.

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL

10. GOODWILL

The changes in the carrying amount of goodwill by reporting units for the years ended December 31, 2009, 2010 and 2011, consisted of the following:

	China	Japan	U.S.	Total
Balance, as of January 1, 2010	4,456	190	8,540	13,186
Acquisition of Ascend (Note 3)	—	—	1,801	1,801
Acquisition of Shanghai Kangshi (Note 3)	3,597	—	—	3,597
Settlement of contingent consideration for the acquisition of Wuxi Huayang (Note 3)	629	—	—	629
Foreign exchange differences	153	5	—	158

Balance, as of December 31, 2010	$8,835	$195	$10,341	$19,371
Acquisition of iHealthStone (Note 3)	451	—	—	451
Acquisition of Adventier (Note 3)	—	—	4,287	4,287
Settlement of contingent consideration for the acquisition of Wuxi Huayang (Note 3)	45	—	—	45
Foreign exchange differences	434	9	—	443

Balance, as of December 31, 2011	$9,765	$204	$14,628	$24,597

The Group performs the annual impairment tests on December 31 of each year. Based on impairment test performed, no impairment of goodwill was recorded during the years ended December 31, 2009, 2010 and 2011, respectively.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2010	2011
Employee payroll and welfare payable	$12,186	$16,686
Other taxes payable (i)	2,699	2,344
Accrued reimbursable operating costs (ii)	1,262	3,185
Accrued rental	1,088	1,677
Accrued professional fee	1,111	1,760
Payable for purchase of property and equipment	2,029	2,680
Other payable	2,058	2,889
Accrued offering cost	1,661	151

Total	$24,094	$31,372

i:	Other taxes payable included payable of VAT, business tax, and withholding individual income tax.
ii:	Accrued reimbursable operating costs represent the outstanding amounts claimed by employees for business operations.

SHORT TERM BORROWINGS	12 Months Ended
Dec. 31, 2011
SHORT TERM BORROWINGS

12. SHORT TERM BORROWINGS

	December 31,
	2010	2011
Bank borrowings	$37,275	$15,094

	$37,275	$15,094

The balance as of December 31, 2010 represented short term bank loans from various domestic commercial banks with fixed interest rates ranging from 5.31% to 5.84% per annum. Out of the $37,275 balance, $25,153 were without any collateral, $6,061 were guaranteed by a director of the Company, and the remaining $6,061 were guaranteed by Beijing Zhongguancun Sci-Tech Guaranty Co., Ltd., an unrelated third party, with reverse guarantee provided by certain directors and officers of the Company.

The balance as of December 31, 2011 represented short term bank loans from various domestic commercial banks with fixed or floating interest rates ranging from 7.22% to 7.88% per annum. Out of the $15,094 balance, $8,739 were without any collateral, and the remaining $6,355 were guaranteed by a director of the Company and pledged with accounts receivable of iSoftStone WOFE.

As of December 31, 2011, the Company had short-term credit facilities totaling $27,010 expiring in December 2012. Out of the total credit facilities, $15,094 and $179 were utilized for bank borrowings and issuing bank acceptance draft, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

13. INCOME TAXES

The current and deferred components of income tax benefit were as follows:

	Years ended December 31,
	2009	2010	2011
Current
—PRC	$766	$289	$808
—Others	49	174	1,151

—Total current income taxes	815	463	1,959

Deferred
—PRC	(1,038)	(349)	(983)
—Others	(600)	(402)	(657)

—Total deferred income taxes	(1,638)	(751)	(1,640)

Total income tax benefit	$(823)	$(288)	$319

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to taxation in its country of incorporation.

United States

iSoftStone Inc., Ascend, iSS-LLC and Advertier are incorporated in the United States and are subject to the U.S. federal income taxes at gradual tax rates from 15% to 35%.

Germany

iSS-Germany is incorporated in Germany and is subject to Germany income taxes at 15%.

United Kingdom

iSS-UK is incorporated in United Kingdom and is subject to United Kingdom income taxes at gradual tax rates from 20% to 26% in 2011.

Japan

iSoftStone Japan is incorporated in Japan and is subject to Japanese income taxes at 42%.

Korea

iSoftStone Korea is established in Korea and is subject to Korea income taxes at 11%, 10%, and 10% for the years ended December 31, 2009, 2010 and 2011, respectively.

Hong Kong

iSoftStone HK is established in Hong Kong and is subject to Hong Kong profit taxes at 16.5%.

Taiwan

iSoftStone Hong Kong Limited Taiwan Branch is established in Taiwan, and is subject to Taiwan income taxes at 25% in 2009. Effective January 1, 2010, the income tax rate in Taiwan has been reduced to 17%.

PRC

The Group’s PRC entities are subject to the Enterprise Income Tax (“EIT”) Law effective on January 1, 2008 which adopted a uniform EIT rate of 25% for all PRC enterprises including foreign-invested enterprises. Under the law, an enterprise qualified as a high and new technology enterprise (“HNTE”) is entitled to a perferential income tax rate of 15%.

Various entities of the Group enjoyed certain preferential tax rates as follows:

iSoftStone WFOE was qualified as HNTE in 2008 and entitled to a three-year exemption starting from 2006 to 2008 followed by a reduced income tax rate of 7.5% for the subsequent three years from 2009 to 2011. iSoftStone WFOE has renewed its qualification certificate of HNTE in 2011 and is eligible to an income tax rate of 15% for the next three years from 2012. The Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future. Accordingly, in calculating deferred tax assets and liabilities, the Group has assumed its qualifying entities will continue to renew the new HNTE status at the conclusion of the initial three-year period. If the Group’s qualifying entities failed to obtain such renewals, then the net deferred tax assets balance would increase by $1,261 as of December 31, 2011, which would be an increase to the income tax benefit.

Zhiruan qualified as HNTE in 2008 and was subject to an income tax rate of 15% from 2008 till its dissolution in 2010.

iSoftStone Wuxi qualified as “software enterprise” and enjoyed two-year income tax exemption started from 2008 to 2009, followed by a reduced income tax rate of 12.5% for the subsequent three years from 2010 to 2012. In addition, iSoftStone Wuxi was approved as a key software enterprise in 2010 and was entitled to a preferential income tax rate of 10% for 2010. The qualification of key software enterprise should be renewed every year going forward and iSoftStone Wuxi is eligible to enjoy the income tax rate of 10% as long as it maintains the qualification as a key software enterprise.

iSoftStone Tianjin qualified as “software enterprise” and enjoyed two-year income tax exemptions starting from 2010 to 2011, followed by a reduced income tax rate of 12.5% for the subsequent three years from 2012 to 2014.

The principal components of the Group’s deferred income tax assets and liabilities are as follows:

	As of December 31,
	2010	2011
Current deferred tax assets:
Accrued payroll	$1,400	$2,666
Provision for doubtful accounts	216	630
Net operating loss carry forwards	344	482
Less: Valuation allowance	(835)	(1,311)

Current deferred tax assets, net	1,125	2,467

Non-current deferred tax asset:
Net operating loss carry forwards	2,908	4,141
Less: Valuation allowance	(2,445)	(4,141)

Non-current deferred tax asset, net	463	—

Non-current deferred tax liabilities:
Intangible assets acquired	(1,249)	(1,158)

Net deferred tax liabilities, net	$(1,249)	$(1,158)

The Group had net operating losses of $21,722 and $19,690 from the Company’s subsidiaries and VIE as of December 31, 2010 and December 31, 2011, respectively. The net operating loss carry forwards generated by a particular entity in the Group cannot be transferred or utilized by other entities within the Group. As of December 31, 2010 and 2011, the valuation allowance was $3,280 and $5,452, respectively, which were provided against deferred tax assets of certain subsidiaries. Where a valuation allowance was not recorded, the Group believes that it was more likely than not that the deferred tax assets will be realized as it expects to generate sufficient taxable income in the future.

The net operating loss carry forwards for the Company’s subsidiaries other than Hong Kong as of December 31, 2010 will expire on various dates through 2021. For Hong Kong, the net operating loss will be carried forward indefinitely.

Reconciliation between the statutory PRC enterprise income tax rate of 25% to the effective tax rate is as follows:

	For the years ended December 31,
	2009	2010	2011
Income (loss) before provision of income tax	$8,218	$(3,663)	$19,880
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	$2,055	$(916)	4,970
Effect of income tax rate differences in jurisdictions other than the PRC	9	826	1,944
Effect of tax holidays and preferential tax rates	(3,521)	(6,466)	(10,603)
Permanent differences:
Research and development expenses super deduction	(898)	(144)	(112)
Shared-based compensation	588	2,136	2,333
Change of fair value for convertible notes	16	2,107	(708)
Others	68	192	323
Changes in valuation allowances	860	1,977	2,172

Income tax expense (benefit)	$(823)	$(288)	$319

If the tax holidays including tax exemption and preferential tax rates granted to iSoftStone WFOE, iSoftStone Tianjin, iSoftStone Wuxi, Zhiruan and Shanghai Kangshi were not available, provisions for income taxes and net income per share would have been as follows:

	For the years ended December 31,
	2009	2010	2011
Provision for income taxes expense	$3,383	$6,178	$10,726
Net income (loss) per share—basic	$0.04	$(0.07)	$0.01
Net income (loss) per share—diluted	$0.04	$(0.07)	$0.01

The Group did not identify significant unrecognized tax benefits for years ended December 31, 2009, 2010 and 2011. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of pronouncement issued by FASB regarding accounting for uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within 12 months from December 31, 2011.

Since January 1, 2007, the relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on the Group’s subsidiaries. In accordance with relevant PRC tax administration laws, tax years from 2006 to 2011 of the Group’s PRC subsidiaries and VIE remain subject to tax audits, at the tax authority’s discretion.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If the Company were to be non-resident for the PRC tax purpose, dividends paid to it by its PRC subsidiaries out of profits earned after January 1, 2008 would be subject to a PRC withholding tax at 10%.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately $52,407 at December 31, 2011 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have also clarified that distributions made out of pre-January 1, 2008 retained earnings will not be subject to the withholding tax. Determination of the amount of any unrecognized deferred income tax liabilities on those earnings is not practicable.

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME PER SHARE

14. NET INCOME PER SHARE

The calculation of the earnings per share is as follows:

	For the year ended December 31,
	2009	2010	2011
Net income (loss) attributable to iSoftStone shareholders	$9,049	$(3,182)	$18,845

Less: Net income (loss) allocated to other participating securities:
Deemed dividend on series A convertible preference shares	(1,132)	(1,086)	N/A
Other undistributed earnings allocated to series A convertible preference shares (i)	(1,277)	—	N/A

Net income allocated to series A convertible preference shares	(2,409)	(1,086)	N/A

Accretion on series B convertible redeemable preference shares	(2,700)	(2,585)	N/A
Other undistributed earnings allocated to series B convertible redeemable preference shares (i)	(2,264)	—	N/A

Net income allocated to series B convertible redeemable preference shares	(4,964)	(2,585)	N/A

Net income (loss) attributable to iSoftStone shareholders allocated for computing net income per ordinary share-basic and diluted	$1,676	$(6,853)	$18,845

Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic (ii)	125,106,274	149,341,325	547,143,620

Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted	131,892,325 (iii)	149,341,325 (iii)	592,082,213	(iii)

Net income (loss) per ordinary share-basic	$0.01	$(0.05)	$0.03

Net income (loss) per ordinary share-diluted	$0.01	$(0.05)	$0.03

(i)	The net income attributable to holders of ordinary shares was allocated among ordinary shares, preference shares and certain nonvested shares (see Note 22) pro rata on the basis of their right to participate in dividends.
(ii)	The calculation of weighted average number of shares used in computing basic net income per ordinary share included certain shares to be issued unconditionally. For year 2009, such shares included 500,000 ordinary shares to be issued unconditionally in connection with a 2006 acquisition and a weighted average number of 56,435 vested nonvested shares to be issued (see Note 22). For year 2010, such shares included 500,000 ordinary shares to be issued unconditionally in connection with a 2006 acquisition, a weighted average number of 45,188 ordinary shares to be issued in connection with a 2010 acquisition and a weighted average number of 1,325,715 vested nonvested shares to be issued unconditionally (see Note 22). For year 2011, such shares included a weighted average number of 467,369 vested nonvested shares issued in 2011 and a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 22)
(iii)	The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities.

For the year 2009, an incremental weighted average number of 5,404,980 ordinary shares from the assumed exercise of share options and an incremental weighted average number of 1,437,506 nonvested shares using the treasury stock method were included. 95,286,195 and 168,880,040 ordinary shares resulting from the assumed conversion of the series A shares and series B shares and 26,750,702 share options were excluded as their effect was anti-dilutive.

For the year 2010, 95,286,195, 168,880,040 and 38,788,711 ordinary shares resulting from the assumed conversion of the series A shares, series B shares, convertible notes and all of the share options and nonvested shares were excluded as they were anti-dilutive due to the fact that the Group was in the loss position.

For the year 2011, an incremental weighted average number of 44,881,186 ordinary shares from the assumed exercise of share options and share units, and an incremental weighted average number of 57,408 nonvested shares using the treasury stock method, and 3,457,805 ordinary shares resulting from the assumed conversion of convertible notes were included. 8,125,954 share options were excluded as their effect was anti-dilutive.

INVESTMENT BY A SUBSIDIARY IN PARENT COMPANY	12 Months Ended
Dec. 31, 2011
INVESTMENT BY A SUBSIDIARY IN PARENT COMPANY

15. INVESTMENT BY A SUBSIDIARY IN PARENT COMPANY

In August 2010, certain shareholders of the Company, Tekventure Limited and United Innovation (China) Limited, transferred 2,500,000 and 2,500,000 ordinary shares to the Group’s subsidiary, iSoftStone HK, at the purchase price of $0.40 per share, respectively. The consideration was fully paid in October 2010. The ordinary shares of the Company held by the subsidiary are treated in a manner a kin to treasury shares as a contra-equity account.

In October 2010, the Group sold 461,000 and 700,000 of the treasury shares at the purchase price of $0.51 and $0.30 per share, respectively, to a former employee. The total 1,161,000 treasury shares were transferred to ordinary shares in October 2010 at the purchase price of $0.40 per share.

In October 2010, the Group transferred 731,436 treasury shares to ordinary shares in connection with the employment of certain employees, at the purchase price of $0.40 per share.

In March 2011, the Group transferred 674,109 treasury shares to ordinary shares in connection with the acquisition of Kebao, at the purchase price of $0.40 per share.

In June 2011, the Group transferred 500,000 treasury shares to ordinary shares in connection with the acquisition of Dalian Zhendan Science and Technology Co., Ltd. (“Zhendan”), at the purchase price of $0.40 per share (see Note 17).

ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES

16. ORDINARY SHARES

During the capitalization of the Company in 2005, 85,739,750 ordinary shares were issued to the founders.

In November 2005, 31,604,561 ordinary shares were issued as part of the consideration for the acquisition of the business of UIL in 2005.

In January 2008, 1,004,500 shares were issued as a part of the consideration for the acquisition of Jiefeng (see Note 3).

In February 2008 and October 2009, 4,539,489 and 7,548,288 ordinary shares were issued, respectively, as a part of the consideration for the acquisition of Akona (see Note 3).

In December 2009, 400,000 ordinary shares were issued in connection with the exercise of options previously granted to employees under the Share Incentive Plan (see Note 22).

In December 2009, 66,265 ordinary shares were issued as the consideration for the acquisition of noncontrolling interest of ISSR.

In April 2010 and June 2010, 4,500,000 ordinary shares were issued in connection with the hiring of certain key employees.

In July 2010, 242,059 ordinary shares were issued as a part of contingent consideration for the acquisition of MDCL (see Note 3).

In October 2010, 80,000 ordinary shares were issued in connection with the exercise of options previously granted to employees under the Company’s share incentive plans (see Note 22).

In December 2010, the Company completed its IPO of American Depositary Shares (“ADS”) at New York Stock Exchange. Each ADS represents ten ordinary shares of the Company. 104,856,845 ordinary shares were issued. In addition, all Series A convertible preference shares and Series B convertible redeemable preference shares were automatically converted into 264,166,235 ordinary shares upon the IPO. In addition, there were 18,381,991 ordinary shares issued in connection with the conversion of principal amount of $18,000 convertible notes (see Note 19) upon the IPO.

In December 2010, there were 823,846 ordinary shares issued as part of consideration for the acquisition of Ascend (see Note 3).

In March 2011, 20,406,720 ordinary shares were issued in connection with the conversion of principal amount of $20,000 convertible notes (see Note 19).

In March 2011, 324,849 ordinary shares were issued to a consultant who introduced business to iSoftStone Data, a subsidiary of the Group (see Note 17).

In April 2011, 665,999 nonvested shares were issued under the Company’s share incentive plans (see Note 22).

In August 2011, 152,863 ordinary shares were issued to certain selling shareholders in MDCL who became employees of the Group (see Note 22).

In 2011, 12,178,146 ordinary shares were issued in connection with the exercise of options and share units previously granted to employees under the Company’s share incentive plans (see Note 22).

SHARES TO BE ISSUED	12 Months Ended
Dec. 31, 2011
SHARES TO BE ISSUED

17. SHARES TO BE ISSUED

The changes in the shares and amounts of shares to be issued for the years ended December 31, 2009, 2010 and 2011 were as follows:

	Number of shares	Amounts
As of January 1, 2009 (i)	500,000	$55
Vesting of nonvested shares under share-based compensation arrangements (ii)	1,155,317	124

As of December 31, 2009	1,655,317	179
Vesting of nonvested shares under share-based compensation arrangements (ii)	281,625	51
Issuance of ordinary shares in connection with the employment of certain employees (ii)	(726,624)	(75)
Ordinary shares to be issued in connection with business acquisition of Shanghai Kangshi (iii)	970,215	1,262
Ordinary shares to be issued pursuant to iSoftStone Data (iv)	324,849	154

As of December 31, 2010	2,505,382	1,571
Issuance of ordinary shares in connection with acquisition of Zhendan (i)	(500,000)	(55)
Issuance of ordinary shares in connection with iSoftStone Data (iv)	(324,849)	(154)
Issuance of ordinary shares in connection with certain share-based compensation arrangements (ii)	(710,318)	(100)

As of December 31, 2011	970,215	$1,262

(i)	The Group was obligated to issue 500,000 ordinary shares unconditionally in connection with acquisition of Zhendan in 2006 but was not able to issue these shares due to legal and administrative reasons, which were reflected as shares to be issued in equity on the consolidated balance sheet as of December 31, 2009 and 2010. The shares to be issued were valued at $0.11 per share by the Group, with the assistance of American Appraisal China Limited, an independent valuation firm, as of the date of acquisition in 2006. The 500,000 ordinary shares were issued in June 2011 (see Note 15).
(ii)	There were 1,155,317 and 281,625 shares which became vested during 2009 and 2010, respectively, under certain share-based compensation arrangements as set out in Note 22, of which 726,624 were issued in 2010, and 710,318 were issued in 2011 of which 674,109 shares, or $80, were related to the acquisition of Kebao and 36,209 shares or $20, were related to the acquisition of MDCL (see Note 22), respectively.
(iii)	The Group agreed to issue 970,215 ordinary shares in connection with the acquisition of Shanghai Kangshi (see Note 3) in 2010, and these shares remained unissued as of December 31, 2011 due to legal and administrative reasons. The shares to be issued were recorded at the acquisition date at its fair value of $1.3 per share .
(iv)	In November 2010, the Group entered into agreements to issue 324, 849 ordinary shares of the Company to a consultant who introduced business to iSoftStone Data, a subsidiary of the Group. The 324,849 ordinary shares were issued in March 2011.

CONVERTIBLE PREFERENCE SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE PREFERENCE SHARES

18. CONVERTIBLE PREFERENCE SHARES

Series A Convertible Preference Shares

On November 16, 2005, the Company issued 64,983,166 series A convertible preference shares (“series A shares”) and warrants to purchase 16,835,017 series A shares at exercise price of $0.1485 per share to third party investors for cash proceeds of $9,650, at an issuance price of $0.1485 per series A share.

Both the series A shares and the warrants were determined as equity instruments by the Company and the Company applied the relative-fair-value method to allocate the proceeds between the series A shares and the warrants. Accordingly, the warrants were recorded at $673, and preference shares were recorded at $8,977 respectively as of the date of issuance.

On April 28, 2006, the Company issued additional 13,468,012 series A shares to a third party investor for cash proceeds of $2,000, at an issuance price of $0.1485 per series A share.

On March 13, 2007, 16,835,017 warrants were exercised, and the Company issued 16,835,017 series A shares, and received cash proceeds of $2,500.

The Company had determined that there was no beneficial conversion feature attributable to the series A shares because the initial and subsequently adjusted conversion price of series A shares was higher than the fair value of the Company’s ordinary shares on issue date of series A shares.

Series A shares were not redeemable.

Key terms of the series A shares are summarized as follows:

Dividends

The dividend rate for series A shares was 8% per annum. The dividend should be payable when, as and if declared by the Board of Directors, and prior and in preference to any declaration or payment of any dividend on the ordinary shares. Such dividends should not be cumulative. After payment of such dividends, any additional dividends or distributions should be distributed among all holders of ordinary shares and preference shares in proportion on as-converted basis.

Liquidation preference

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, distributions to the shareholders of the Company should be made in the following manners: the holders of series A shares should be entitled to receive an amount equaled to the sum of original issuance price plus any declared but unpaid dividends, prior to and in preference to any distribution of any of the assets or surplus funds to the holders of the ordinary shares and any other class or series of shares. If there were still remaining proceeds available for distribution, it should be distributed among the holder of series A shares and ordinary shares pro rata on as-converted basis. For the remaining proceeds with respect to series A shareholders’ distribution, total distribution per share should be limited to 200% of the series A original issue price of $0.1485 per share.

As of December 31, 2009, the liquidation value of series A shares was $3,747.

Voting rights

Each series A shareholder had a number of voting rights equivalent to the number of ordinary shareholders’ voting rights, upon series A share’s conversion into ordinary shares at the record date for determination of the shareholders entitled to vote on related matters.

Conversion

Each series A share should be convertible, at the option of the holder thereof, at any time after the series A share’s original date of issuance, into such number of fully paid and nonassessable ordinary shares as determined by dividing the series A share’s original issue price by series A share conversion price.

The initial conversion ratio should be on a one for one basis, which is subject to certain anti-dilution adjustments and adjustments for future issuances of shares at a price lower than the issuance price of the series A shares.

Each series A share would automatically be converted into ordinary share at the then effective series A conversion price, upon the earlier, of (i) the date specified by vote or written consent or agreement of holders of at least a majority of the shares of each such series then outstanding, or (ii) immediately prior to but contingent upon the closing of a Qualified IPO.

In December 2010, all Series A shares were automatically converted into 95,286,195 ordinary shares upon the IPO of the Company.

Series B Convertible Redeemable Preference Shares

On March 16, 2007, the Company issued 84,440,020 series B convertible redeemable preference shares (“series B shares”) and warrants to purchase 84,440,020 series B shares to third party investors for cash proceeds of $19,425, net of issuance costs of $575, at an issuance price of $0.2369 per series B share (“series B Original Issue Price”) and exercise price of $0.2961 per warrant of series B share, respectively.

The warrants were determined by the Company as liabilities because the exercise of the warrants will result in the delivery of redeemable preference shares. The warrants were initially recorded at fair value of $2,246 on the date of grant, and were subsequently re-measured at fair value as of each reporting date. As of December 31, 2007, the fair value of the warrants was $3,665 and the change in fair value of $1,419 was recognized in the consolidated statements of operations in 2007. On February 22, 2008, 84,440,020 warrants were exercised and the Company issued 84,440,020 series B shares, for cash proceeds of $24,500, net of issuance costs of $500. The carrying amount and fair value of the warrants was $4,341 as of February 22, 2008 and was recorded in series B shares at that date. The change in fair value of $676 was recognized in the consolidated statements of operations in 2008.

The series B shares were initially recorded at $17,179 using residual method.

The Company had determined that there was no beneficial conversion feature attributable to the series B shares because the initial conversion price of series B shares was higher than the fair value of the Company’s ordinary shares on issue date of series B shares.

Key terms of the series B shares are summarized as follows:

Voting rights

Series B shareholders were entitled to the number of votes equaled to the number of ordinary shares into which such preference shares could be converted at the record date.

Dividends

No dividend should be paid on the ordinary shares at a rate higher than the rate at which dividends were paid on the series A shares and series B shares (based on the number of ordinary shares into which the series A shares and the series B shares were convertible on the date the dividend is declared).

Liquidation preference

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, distributions to the shareholders of the Company should be made in the following manners: the holders of series B shares should be entitled to receive, prior to and in preference to any distribution to the holders of the ordinary shares or any other class or series of shares, the amount equaled to 150% of the Series B Original Issue Price (as adjusted for share dividends, share combination, share splits reorganizations, reclassifications, consolidations, or mergers and the like with respect to such shares) and in addition, an amount equaled to all declared but unpaid dividends thereon.

As of December 31, 2009, the liquidation value of the series B shares was $67,497.

Redemption

Upon the occurrence of any of the following events at the request of any holders of series B shares, the Company should redeem all or a part the series B shares, at a redemption price equal to 100% of the series B Original Issue Price per share plus an rate of return of 6% per annum, less all declared dividends (whether paid or unpaid) thereon up to the redemption date, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations, or mergers:

(i)	A Qualified IPO was not completed by the 5th anniversary of the series B original issue date;

(ii)

Prior to the 5th anniversary of the series B original issue date, the founder, Mr. Tianwen Liu terminated his employment with the Group for any reason, or was no longer employed full time by the Group, or in the good-faith determination of the Board, no longer effectively carried out his responsibilities as the Chief Executive Office (“CEO”) of the Group (other than due to unilateral termination of the employment relationship by the Board without cause); or

(iii)

Prior to the 5th anniversary of the series B original issue date, four or more of the senior management members left employment of the Group for any reason (other than due to unilateral termination of the employment relationship by the Board without cause) within any twelve consecutive month period.

Conversion

Each series B share should be convertible, at the option of the holder thereof, at any time after the series B share’s original date of issuance, into such number of fully paid and nonassessable ordinary shares as determined by dividing the series B shares original issue price by series B shares conversion price.

The initial conversion ratio should be on a one for one basis, which is subject to certain anti-dilution adjustments and adjustments for future issuances of shares at a price lower than the issuance price of the series B shares.

Each series B shares would automatically be converted into ordinary shares at the then effective series B conversion price, upon the earlier, of (i) the date specified by vote or written consent, or agreement of holders of at least a majority of the shares of each such series then outstanding, or (ii) immediately prior to but contingent upon the closing of a Qualified IPO.

In December 2010, all Series B shares were automatically converted into 168,880,040 ordinary shares upon the IPO of the Company.

CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE NOTES

19. CONVERTIBLE NOTES

On December 23, 2009, the Company issued Convertible Notes (the “Notes”) at the principal amount of $29,000. As of December 31, 2009, the Company received proceeds of $28,802 after deduction of $198 issuance cost. On April 21, 2010 and April 22, 2010, the Company issued additional Notes at the principal amount of $9,000 with an issuance cost of $367.

The key terms of the Notes are summarized as follows:

Maturity date

•	Initial Maturity Date—December 23, 2012;

•

Extended Maturity Date—In the event that no IPO or Company Sale (defined as transactions through which the equity holders of the Company will lose control of the Company or iSoftStone WFOE) has occurred prior to the Initial Maturity Date, a majority of the Notes holders may extend the maturity date to a date on or prior to December 23, 2015.

Interest rate and interest payment

•

Interest rate is at 1% per annum, due and payable in cash in arrears on each anniversary of December 23, 2009 until the earlier of (i) the Initial Maturity Date, (ii) the date these Notes are otherwise redeemed, or (iii) such date on which these Notes are converted in full.

•	If the Initial Maturity Date of these notes is extended, these Notes bear no interest between the Initial Maturity Date and the Extended Maturity Date.

Redemption and price

The Company and Notes holders may redeem the Notes on the following basis:

•

Redemption on maturity date by the Company: The Company shall redeem the outstanding principal amount of these Notes that has not been converted or redeemed on the Initial Maturity Date or the Extended Maturity Date, by payment of the redemption price that gives the Notes holders an annual return of 10% in cash. If the Initial Maturity Date or the Extended Maturity Date falls after the completion of an IPO, the Company shall redeem the outstanding principal amount as of the first anniversary following the completion of an IPO by payment of a price that gives the Notes holders an annual rate of return of 18% in cash plus any accrued and unpaid interest.

•

Post-IPO redemption at the option of the Notes holders: At any time during twelve months following the completion of an IPO, the holders of these Notes shall have the right to require the Company to redeem for cash all of the total outstanding principal amount at a price that gives the Notes holders an annual rate of return of 18% plus any accrued and unpaid interest in priority to any payment on or with respect to the Company equity securities.

•

Accelerated redemption upon default at option of the Notes holders: Upon the occurrence of an event of default as listed below, the Notes holders shall have the right to require the Company to redeem for cash all of the total outstanding principal amount of the Notes at a price equal to the then applicable redemption price:

Events of default:

(a)	Failure to pay principal or any other amount under these Notes when and as due;

(b)	Breach of covenants, such as punctually paying the interest and principal according to the agreements, giving notice upon the events of default, and no dividend or redemption to the equity securities until earlier of IPO or full repayment of the Notes;

(c)	Except as approved by the Board of Directors, any key managers sold his or her company equity securities at the Original Note Issuance Date;

(d)	Either the founder, Mr. Tianwen Liu, or three out of the other seven key managers have ceased to perform management responsibilities; or

(e)	Liquidation.

Conversion and price

•

Mandatory conversion upon Company Sale: Immediately prior to and subject to the completion of a Company Sale, all of the then outstanding principal amount of these Notes and the accrued and unpaid interest thereon shall be automatically converted into such number of ordinary shares at the conversion price set out below.

•

Optional Conversion upon IPO: At any time during the 12 months after the completion of an IPO, the Notes holders of these Notes shall have the right to convert these Notes in whole, into such number of duly authorized, fully paid and non-assessable Ordinary Shares at the conversion price set out below.

•	Conversion price is computed with following formula:

•

Conversion Price = IPO Price or Company Sale Price / ((1+ 0.082254247%) (number of days lapsed between the date of the Notes and the IPO or Company Sale date)) 0.082254247% is the daily compound rate based on a 365-day year that would result in an annual return of 35%.

•

If the Company issues additional equity securities other than ordinary shares that are convertible into ordinary shares at a price based on a discount of the IPO price or Company Sale price where the Company guarantees the purchaser of such convertible equity securities at an annual return of more than 35%, the above compound rate used for calculating conversion rice shall be adjusted according to the higher rate of return.

•

The conversion price has a standard anti-dilution adjustment term. It also has a down-round provision. If the Company, after the completion of an IPO, issues any additional ordinary shares or equity security at a price per share that is lower than the conversion price per share then in effect, then the conversion price per share is adjusted down.

The return rate reset feature, which increases the redemption price of the Notes to give the Notes holders an annual rate of return of 18% rather than 10% if an IPO is completed before Initial Maturity Date or the Extended Maturity Date, were determined to be an embedded derivate and was bifurcated for measurement purposes and is presented on a combined basis with the Notes. The initial fair value of the embedded derivative was $1,706 as of December 23, 2009. And the fair value change from December 23, 2009 to December 31, 2009 was determined insignificant.

The fair value of the embedded derivative of $1,706 as of December 23, 2009, determined with the assistance of American Appraisal China Limited, an independent valuation firm, and the issuance costs of $198 resulted in a debt discount of $1,904. The debt discount was amortized into interest expenses over the term of the Notes using effective interest method. For the year ended December 31, 2009, the Group incurred $63 interest expense relating to the Notes, of which $62 represented the amortization of the debt discount and $1 represented the coupon interest.

Upon the issuance of additional Notes in April 2010, the initial embedded derivative attached to the second tranche of the Notes was $488 at the issuance date. Upon the Company’s IPO on December 14, 2010, the return rate of the Notes was reset to 18%, and accordingly, the fair value of the two tranches of embedded derivative totaled $8,904. A loss of $2,365 was recorded as the change in fair value of the return rate reset in the statement of operations for the year ended December 31, 2010.

A debt discount of $2,759 was recorded to account for the initial fair value of the two tranches of the embedded derivate and the total issuance cost. The debt discount was amortized into interest expenses over the term of the Notes using effective interest method. For the year ended December 31, 2010, the Group incurred $4,418 interest expense relating to the Notes, of which $133 represented the amortization of the debt discount and $4,285 represented the coupon interest.

In December 2010, Notes at the principal amount of $18,000 were converted into 18,381,991 ordinary shares upon the IPO of the Company. For the remaining Notes at the principal amount of $20,000, the Note holders have the right to convert it into ordinary shares during the twelve months after the completion of an IPO. As a consequence, when the shares were readily convertible into cash upon the completion of the IPO, the conversion right met the definition of a derivative which required to be bifurcated for measurement purposes. As of December 14, 2010, the fair values of the conversion right and the debt host for the remaining Notes of $20,000 were $2,841 and $17,159, respectively. As of December 31, 2010, the fair values of the conversion right and the debt host were $8,904 and $20,511, respectively. The fair value of the conversion right was determined by the Group with the assistance of American Appraisal, and the fair value change from December 14, 2010 to December 31, 2010 was determined to be $6,063, which was recorded as a loss in the consolidated statement of operations for the year ended December 31, 2010.

On March 3, 2011, Notes at the principal amount of $20,000 were converted into 20,406,720 ordinary shares. The fair value change from January 1, 2011 to March 3, 2011 was determined to be $2,832, which was recorded as an income in the consolidated statement of operations for the year ended December 31, 2011. From January 1, 2011 to March 3, 2011, the Group incurred $654 interest expense relating to the Notes, of which $19 represented the amortization of the debt discount and $635 represented the coupon interest.

EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLAN

20. EMPLOYEE BENEFIT PLAN

Full time employees of the Group located in the PRC (mainland), Hong Kong, Taiwan, and Japan participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group accrues for these benefits based on certain percentages of the employees’ salaries.

The total provisions for such employee benefits were $8,822, $13,644 and $20,188 for the years ended December 31, 2009, 2010 and 2011, respectively.

STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVES AND RESTRICTED NET ASSETS

21. STATUTORY RESERVES AND RESTRICTED NET ASSETS

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Group’s subsidiaries and VIE located in the PRC (mainland), being foreign invested enterprises established in the PRC (mainland), are required to provide for certain statutory reserves, namely general reserve, enterprise expansion reserve, and staff welfare and bonus reserve, all of which are appropriated from net profit as reported in their PRC statutory accounts. The Group’s subsidiaries are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital.

Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the board of directors of each of the Group’s subsidiaries. The appropriations to these reserves by the Group’s PRC (mainland) subsidiaries were $ $2,511, $1,570 and $3,961 for the years ended December 31, 2009, 2010 and 2011, respectively.

As a result of these PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid-in capital and the statutory reserves of the Company’s PRC subsidiaries and VIE. As of December 31, 2010 and 2011, the aggregate amounts of capital and statutory reserves restricted which represented the amount of net assets of the relevant subsidiaries and VIE in the Group not available for distribution was $65,390 and $131,921, respectively. As a result of the above restrictions, parent-only financials are presented on financial statement schedule I.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION

22. SHARE-BASED COMPENSATION

Share options

In November 2005, the Company’s shareholders approved to reserve an aggregate of 19,579,549 ordinary shares for the share incentive plan. Accordingly, the Group granted share options to certain employees and non-employees of the Group to purchase 11,116,500 and 8,445,500 ordinary shares in 2006 and 2007, respectively.

On March 1, 2008, the Company’s Board of Directors approved the “2008 Share Incentive Plan” (the “2008 Plan”). Under the 2008 Plan, the Company may issue share options to purchase up to 40,689,554 ordinary shares, including 19,579,549 ordinary shares previously reserved in 2005, to employees and non-employees of the Group.

On December 17, 2009, the Company’s Board of Directors approved “the 2009 Share Incentive Plan” (the “2009 Plan”). Under the 2009 Plan, the Company may issue nonvested shares and share options to purchase up to 52,324,472 ordinary shares to employees and non-employees of the Group.

On November 25, 2010, the Company’s Board of Directors approved “the 2010 Share Incentive Plan” (the “2010 Plan”). Under the 2010 Plan, the Company may issue share options, restricted shares, share units, and other types of equity incentives to employees and non-employees of the Group subject to the limit as below:

The maximum number of Ordinary Shares that may be delivered pursuant to awards granted to Eligible Persons under this Plan (the “Share Limit”) is equal to the sum of the following:

(1)	7,500,000 Ordinary Shares, plus

(2)	the number of any shares subject to share options granted under the Company’s 2008 Plan and the Company’s 2009 Plan, and outstanding on the date of shareholder approval of the 2010 Plan (the “Shareholder Approval Date”) which expire, or for any reason are cancelled or terminated, after the Shareholder Approval Date without being exercised.

        In addition, the Share Limit shall automatically increase on January 1 of each year during the term of this Plan, commencing from January 1, 2011, by an amount equal to the lesser of (i) two and one-half percent (2.5%) of the total number of ordinary shares issued and outstanding on December 31 of the immediately preceding calendar year, (ii) 20,000,000 ordinary shares or (iii) such number of ordinary shares as may be established by the Board.

The “2010 Plan” shall terminate at the close of business on the day before the tenth anniversary of the effective date of the plan.

Termination of option

The option may not be exercised until vested. Once vested, the option may be exercised in whole or any part, at any time. However, a vested option must be exercised, if at all, prior to the earlier of: (a) twelve months following the grantee’s termination of service because of death or disability; (b) thirty days or sixty days following the grantee’s last day of active employment or service for any reason other than death or disability; or (c) the tenth anniversary of the grant date; and if not exercised prior thereto shall terminate and no longer be exercisable.

Option exercise

The option shall be exercisable by the delivery of a written notice of exercise on any business day to the secretary of the Company, in the form approved by the Company, stating the number of ordinary shares to be purchased pursuant to the option and payment in full for the exercise price of the shares to be purchased in cash, by check or by electronic funds transfer to the Company.

Options to employees

During the years ended December 31, 2009, 2010 and 2011, the Company granted a total of 22,282,126, 17,702,215, and 10,250,672 share options to employees and directors at an exercise price of $0.50 per share, $0.65 per share and $0.50 to $1.98 per share, respectively.

Options to non-employees

The Company granted 4,468,576, 3,978,000 and 501,125 options to certain non-employees and independent directors for their services in 2009, 2010 and 2011, at an exercise price of $0.50 per share, $0.65 to $1.24 per share and $0.30 to $0.65 per share, respectively.

The options will vest in accordance with the vesting schedule set out in the option award agreement, which is (1) 100% immediately on date of grant, or (2) 1/4 on each anniversary from the date of grant or (3) 1/4 on the first anniversary from the date of grant, and the remaining 75% in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the Award Date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

The following table summarizes information regarding the share options granted:

Grant date	Options granted	Exercise price per option	Intrinsic value per option at the grant dates
December 15, 2006	11,116,500	$0.3	$—
April 1, 2007	8,445,500	0.3	—
April 1, 2008	11,382,303	0.3	—
December 20, 2008	9,131,962	0.3	—
September 1, 2009	590,000	0.5	—
December 23, 2009	26,160,702	0.5	—
August 1, 2010	16,347,380	0.65	—
September 15, 2010	4,932,835	0.65	0.48
November 19, 2010	400,000	1.24	—
April 29, 2011	492,500	1.98	—
June 27, 2011	9,218,172	1.36	—
June 27, 2011	1,125	0.3	1.06
October 7, 2011	500,000	0.65	—
November 11, 2011	400,000	0.97	—
November 22, 2011	90,000	0.89	—
December 31, 2011	50,000	0.5	0.38

Total	99,258,979

	2009		2010		2011
	Number of options	Weighted average exercise price per option	Number of options	Weighted average exercise price per option	Number of options	Weighted average exercise price per option
Outstanding at beginning of year	40,009,515	$0.3	66,120,217	$0.4	84,974,660	$0.5
Granted	26,750,702	0.5	21,680,215	0.7	10,751,797	1.3
Exercised	(400,000)	0.3	(80,000)	0.4	(12,078,146)	0.3
Forfeited	(240,000)	0.3	(2,745,772)	0.4	(2,948,108)	0.5
Modified(i)	—	—	—	—	(222,500)	2.0

Outstanding at end of year	66,120,217	$0.4	84,974,660	$0.5	80,477,703	$0.6

Vested and expect to vest					76,624,160

(i)	On November 15, 2011, 222,500 share options granted to certain employees on April 29, 2011 were modified to restricted share units. The incremental cost is $0.67 per share.

The following table summarizes information with respect to share options outstanding as of December 31, 2011:

	Options outstanding				Options exercisable
	Number outstanding	Weighted average remaining contractual term	Exercise price per option	Aggregate intrinsic value as of December 31, 2011	Number exercisable	Weighted average remaining contractual term	Exercise price per option	Aggregate intrinsic value as of December 31, 2011
December 15, 2006	7,595,500	5.00 years	$0.3	$4,367	7,595,500	5.00 years	$0.3	$4,367
April 1, 2007	7,136,500	5.33 years	0.3	4,103	7,136,500	5.33 years	0.3	4,103
April 1, 2008	7,364,000	6.33 years	0.3	4,234	6,950,250	6.33 years	0.3	3,996
December 20, 2008	5,418,750	7.00 years	0.3	3,116	4,454,250	7.00 years	0.3	2,561
September 1, 2009	537,500	7.75 years	0.5	202	297,500	7.75 years	0.5	112
December 23, 2009	21,980,487	8.00 years	0.5	8,243	11,518,956	8.00 years	0.5	4,320
August 1, 2010	14,674,558	8.75 years	0.65	3,302	5,999,992	8.75 years	0.65	1,350
September 15, 2010	4,932,835	8.75 years	0.65	1,110	1,973,134	8.75 years	0.65	444
November 19, 2010	400,000	8.88 years	1.24	—	100,000	8.88 years	1.24	—
April 29, 2011	200,000	9.33 years	1.98	—	—	9.33 years	1.98	—
June 27, 2011	8,902,805	9.49 years	1.36	—	—	9.49 years	1.36	—
October 7, 2011	500,000	9.77 years	0.65	113	500,000	9.77 years	0.65	113
October 28, 2011	294,768	9.82 years	1.36	—	—	9.82 years	1.36	—
November 11, 2011	400,000	9.84 years	0.97	—	—	9.84 years	0.97	—
November 22, 2011	90,000	9.89 years	0.89	—	—	9.89 years	0.89	—
December 31, 2011	50,000	10.00 years	0.50	19	50,000	10.00 years	0.50	19

	80,477,703			$28,809	46,576,082			$21,385

The range of fair value of the options as of their respective grant dates is as follows:

	For the year ended December 31,
	2009	2010	2011
Options	$0.24 – 0.34	$0.36 – 0.76	$0.43 – 1.18

400,000, 80,000 and 12,078,146 share options were exercised in 2009, 2010 and 2011 respectively. Total intrinsic value of options exercised in 2009, 2010 and 2011 was $72, $116 and $12,369 respectively, as the fair value of the options exercised exceeded its exercise price at the date of exercise.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable periods:

	For the year ended December 31,
	2009	2010	2011
Risk-free interest rate of return	2.78% – 2.86%	1.94%	1.09% – 1.43%
Expected term	7 –10 years	5.3 – 10 years	5 – 10 years
Volatility	50.4% – 63.3%	57.0% – 61.2%	55.3% – 58.9%
Dividend yield	—	—	—

(1) Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(2) Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(3) Expected term

For the options granted to employees, as the Company did not have sufficient historical share option exercise experience, it estimated the expected term based on a consideration of factors including contractual term and vesting period.

For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4) Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5) Exercise price

The exercise price of the options was determined by the Group’s board of directors.

(6) Fair value of underlying ordinary shares

Before the IPO, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation. When estimating the fair value of the ordinary shares on the grant dates, management has considered a number of factors, including the result of a third-party appraisal by American Appraisal China Limited and equity transactions of the Company, while taking into account standard valuation methods and the achievement of certain events. The determination of fair value of the ordinary shares was also with the assistance of American Appraisal China Limited, an independent third party valuation specialist. After the IPO, the fair value of the ordinary shares is determined as the closing sales price of the shares.

For employee share options, the Group recorded share-based compensation of $1,936, $3,077 and $4,778 during the years ended December 31, 2009, 2010 and 2011, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

For non-employee share options the Group recorded share-based compensation of $328, $999 and $2,015 during the years ended December 31, 2009, 2010 and 2011, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

As of December 31, 2011, total unrecognized compensation expense relating to unvested share options was $11,207. The amount is expected to be recognized over a weighted average period of 1.75 years using the straight-line method.

Nonvested shares

The Group agreed to grant certain ordinary shares to certain employees of the Group in connection with the acquisition of Kebao in 2006, the acquisition of MDCL in 2009 and the employment of certain other employees. The Group has the right to repurchase these shares for free if the grantees terminate their continuous employment within a period of 24-36 months from the date of grant. The arrangements were considered a share-based compensation arrangement and the shares were treated as nonvested shares.

On April 29, 2011, the Company issued 665,999 nonvested shares to employees under the 2010 Plan.

These shares vest 25% on each anniversary of the grant date over four years.

The following table summarizes information regarding the nonvested shares granted:

	Average nonvested ordinary shares granted	Fair value per nonvested share at the grant dates
Outstanding at January 1, 2009	1,400,733
Granted	180,031	$0.44
Forfeited	—
Vested	(1,155,317)

Outstanding at December 31, 2009	425,447
Modification to certain share-based compensation arrangement(i)	(143,822)
Vested	(281,625)

Outstanding at December 31, 2010 and 2011	—

(i)	At the time of the acquisition of MDCL in March 2009, the Group entered into arrangements with certain selling shareholders in MDCL who became employees whereby such employees were to receive 180,031 shares which vested at the end of a service period of 24 months from the date of the acquisition.

In April 2010, the Group entered into revised agreements with those employees to modify the previous terms of the award. Under the terms of the modification:

•

36,209 shares vested immediately and $8 unrecognized share-based compensation expense was immediately recognized as of the modification date, the 36,209 shares were issued by using treasury shares in 2011;

•

the Group replaced the remaining fixed number of unvested shares with an obligation to issue a variable number of ordinary shares at the end of the 24 month service period. The variable number of shares is to be determined by dividing $68 by the fair value of the ordinary shares upon the vesting date. This resulted in the award being reclassified from an equity award into a liability award under which the fair value of the award is remeasured at each reporting date. As a result, $40 previously recorded share-based compensation within equity was re-classified as a liability on the date of modification and remeasured at each period end by the Group, with the assistance of American Appraisal China Limited, an independent valuation firm. As of December 31, 2010, the share-based compensation liability was carried at $62. In 2011, the shares related to acquisition of MDCL were determined to be 152,863 shares and were issued in August 2011.

The fair value of the nonvested shares was determined at the grant dates by the Group with the assistance of American Appraisal China Limited, an independent valuation firm. The Group recognized $86, $50 and $7 shares based compensation expense for the years ended December 31, 2009, 2010 and 2011, respectively, by amortizing the award based on the fair value at the grant date by using straight-line method over the requisite service period.

As of December 31, 2011, total unrecognized compensation expense relating to unvested nonvested shares was nil.

Share Units

Under the 2010 Plan, the Company granted a total of 5,803,607 and 2,353,974 share units to employees and directors, and non-employees during the year ended December 31 2011 respectively.

The share units will vest in accordance with the vesting schedule set out in the option award agreement, which is (1) 100% immediately on date of grant, or (2) 1/4 on each anniversary from the date of grant or (3)1/3 on each anniversary from the date of grant or (4) 1/2 on each anniversary from the date of grant or (5) 100% on the first anniversary from the date of grant.

The fair value of these share units is measured on the grant date based on the market price of the share on the grant date. The following table summarizes information regarding the share units granted:

	Number of share units	Weighted average grant date fair value
Outstanding at January 1, 2011	—
Granted	8,157,581	$1.01
Vested	(100,000)	1.54
Forfeited	(130,583)	1.10
Modified	222,500	1.06

Outstanding at December 31, 2011	8,149,498	1.01

Expect to vest at December 31, 2011	7,444,097

The intrinsic value of share units vested for the year ended 31, 2011 was nil.

The Group recorded share-based compensation of $2,159 and $175 during the year ended December 31, 2011 for employee and non-employee share units, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

As of December 31, 2011, total unrecognized compensation expense relating to unvested share units was $5,444. The amount is expected to be recognized over a weighted average period of 2.36 years using the straight-line method.

Restricted Shares

On April 29, 2011, the Company issued 665,999 restricted shares (nonvested shares) to employees under the 2010 Plan. These shares vest 25% on each anniversary of the grant date over four years. The fair value of these shares is measured on the grant date based on the market price of the stock on the grant date. The following table summarizes information regarding the restricted share granted:

	Number of share	Weighted average grant date fair value
Outstanding at January 1, 2011	—
Granted	665,999	$1.98
Forfeited	—	—
Vested	—	—

Outstanding at December 31, 2011	665,999	1.98

Expect to vest at December 31, 2011	586,079

The Group recorded share-based compensation of $197 during the years ended December 31, 2011 , based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

As of December 31, 2011, total unrecognized compensation expense relating to unvested restricted shares was $965. The amount is expected to be recognized over a weighted average period of 3.33 years using the straight-line method.

Other share-based compensation arrangements

In April 2010, the Company entered into a performance-based share incentive agreement with certain employees to compensate their performance-based services for the period from year 2007 to 2010.

Pursuant to such agreement, 1,739,130 ordinary shares, valued at $0.54 per share, were issued on April 18, 2010 to compensate these employees’ past services. The ordinary shares were valued by the Group, with the assistance of American Appraisal China Limited, an independent valuation firm.

On June 30, 2010, 2,760,870 ordinary shares, valued at $0.64 per share, were further issued, to compensate these employees’ past services. The ordinary shares were valued by the Group, with the assistance of American Appraisal China Limited, an independent valuation firm.

The total 4,500,000 shares issued were considered as share-based compensations and $2,706, the fair value of the ordinary shares as of the grant dates, were charged into the consolidated statement of operations immediately. In addition, the Group also agreed to issue up to 1,000,000 of the Company’s shares to these employees based on their performance in the year 2010. The Group recognized $640 compensation expenses for the year ended December 31, 2010 relating to this share-based compensation arrangement.

In October 2010, the Group sold 461,000 and 700,000 of the treasury shares at the price of $0.51 and $0.30 per share, respectively, to a former employee. The $861 excess of the fair value of the ordinary shares, which is determined as $1.125 at the selling date by the Company, over the purchase price were treated as share-based compensation expense and reflected in the statements of operations.

In November 2010, the Group agreed to issue 324,849 ordinary shares to a consultant who introduced business to iSoftStone Data and recognized $191 share-based compensation expense for the year ended December 31, 2010. The shares were issued in March 2011.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS

23. FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group’s financial liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2011 include contingent consideration payables in connection with business acquisition of Adventier (Note 3) and certain employment contract in 2011.

The following table summarizes the Group’s financial liabilities measured at fair value on a recurring basis.

	December 31,	Quoted Prices in Active Market for Identical Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
	2010
Share-based compensation liability	$62	$—	$—	$62
Contingent consideration	598	—	—	598
Conversion right feature	8,904	—	—	8,904

Total	$9,564	$—	$—	$9,564

	2011
Share-based compensation liability	$—	$—	$—	$—
Contingent consideration	4,076	—	—	4,076
Conversion right feature	—	—	—	—

Total	$4,076	$—	$—	$4,076

The following table summarizes the movement of the balances of the Group’s financial liabilities measured at fair value on a recurring basis:

Amounts
Balance as of January 1, 2009	$—
Initial recognition of contingent consideration in connection with acquisition of Star	1,596
Gain on change in fair value of contingent consideration of acquisition of Star	(90)
Settlement of contingent consideration of acquisition of Star	(836)
Initial recognition of contingent consideration in connection with acquisition of MDCL	549
Loss on change in fair value of contingent consideration of acquisition of MDCL	93
Initial recognition of return rate reset feature of convertible notes	1,706

Balance as of December 31, 2009	3,018
Initial recognition of contingent consideration in connection with acquisition of Ascend	1,266
Loss on change in fair value of contingent consideration of acquisition of Ascend	132
Settlement of contingent consideration of acquisition of Ascend	(1,073)
Initial recognition of contingent consideration in connection with acquisition of Shanghai Kangshi	(225)
Loss on change in fair value of contingent consideration of acquisition of Shanghai Kangshi	62
Initial recognition of return rate reset feature of convertible notes	488
Increase in fair value of return rate reset feature of convertible notes	2,365
Reset of return rate of convertible notes	(4,559)
Initial recognition of conversion right feature of convertible notes	2,841
Increase in fair value of conversion right feature of convertible notes	6,063
Gain on change in fair value of contingent consideration of acquisition of MDCL	(245)
Settlement of contingent consideration of acquisition of MDCL	(335)
Loss on change in fair value of contingent consideration of acquisition of Star	23
Settlement of contingent consideration of acquisition of Star	(257)

Balance as of December 31, 2010	$9,564
Initial recognition of contingent consideration in connection with acquisition of Advernier	2,076
Loss on change in fair value of contingent consideration of acquisition of Advendier	1,838
Loss on change in fair value of contingent consideration of acquisition of Ascend	2,966
Settlement of contingent consideration of acquisition of Ascend	(3,290)
Gain on change in fair value of contingent consideration of acquisition of Star	(2)
Settlement of contingent consideration of acquisition of Star	(439)
Loss on change in fair value of contingent consideration of acquisition of Shanghai Kangshi	167
Initial recognition of contingent consideration in connection with employment contracts	162
Settlement of Share-based compensation liability	(62)
Settlement of conversion right feature of convertible notes	(8,904)

Balance as of December 31, 2011	$4,076

The Group measured the fair value of the contingent considerations considering, among other factors, forecasted financial performance of the acquired businesses, market performance, and the market potential of the acquired businesses. These contingent considerations are considered Level 3 liabilities because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions market participants would use in valuing these assets and liabilities.

The Group measures the return rate reset feature of the convertible notes using “with & without” valuation method. The derivative was considered a Level 3 liability because the Group used unobservable inputs, such as the estimation of the probability return rate reset occurring and appropriate discount rate, to determine the fair value of the derivatives.

The fair value of the conversion right feature of convertible notes was determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, using the Binomial option pricing model with assumptions as follows:

	For the years ended December 31,
	As of Initial Measurement Date (December 14, 2010)	As of December 31, 2010
Risk-fee rate of return	1.17%	1.20%
Expected remaining contractual life of the warrants	1.0 years	0.95 years
Volatility	42%	41%
Expected dividend yield	—	—

Measured on non-recurring basis

In January 2010, the FASB issued authoritative guidance to improve disclosures about fair value measurements. This guidance amends previous guidance on fair value measurements to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurement on a gross basis rather than on a net basis as currently required. This guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. This guidance is effective for annual and interim periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activities of purchases, sales, issuances, and settlements on a gross basis, which will be effective for annual and interim periods beginning after December 15, 2010. Early application is permitted and, in the period of initial adoption, entities are not required to provide the amended disclosures for any previous periods presented for comparative purposes. The adoption of this pronouncement did not have any significant impact on the Company’s financial condition or results of operations.

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities at initial recognition based on Level 3 inputs in connection with business acquisitions.

The Group measured the fair value of the purchased intangible assets using the “cost”, “income approach-excess earnings” and “with & without” valuation methods. These purchased intangible assets are considered Level 3 assets and liabilities because the Group used unobservable inputs, such as forecasted financial performance of the acquired business and discount rates, to determine the fair value of these purchased assets/liabilities.

NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2011
NONCONTROLLING INTEREST

24. NONCONTROLLING INTEREST

	Jiewen	Guodian	iSoftStone Korea	Wuxi iCarnegie	iHealthStone	iSS-iSYS	Total
Balance as of January 1, 2009	$—	$—	$3	$—	—	—	$3
Capital injection in Wuxi iCarnegie	—	—	—	513	—	—	513
Net loss	—	—	(21)	—	—	—	(21)

Balance as of December 31, 2009	—	—	(18)	513	—	—	495
Net income (loss)	37	110	(1)	(584)	—	—	(438)
Capital contribution from noncontrolling shareholder of Guodian (Note 9)	—	586	—	—	—	—	586
Capital contribution from noncontrolling shareholder of Jiewen	242	—	—	—	—	—	242
Deconsolidation of Wuxi iCarnegie (Note 6)	—	—	—	67	—	—	67
Acquisition of noncontrolling interest of iSoftStone Korea (i)	—	—	15	—	—	—	15
Foreign currency translation adjustment	8	23	4	4	—	—	39

Balance as of December 31, 2010	287	719	—	—	—	—	1,006
Net income (loss)	(40)	225	—	—	(32)	(2)	151
Noncontrolling interest acquired in connection with the acquisitions of iHealthStone	—	—	—	—	(14)	—	(14)
Capital contribution from noncontrolling shareholder of iHealthStone	—	—	—	—	46	—	46
Capital contribution from noncontrolling shareholder of iSS-iSYS	—	—	—	—	—	350	350
Foreign currency translation adjustment	12	42	—	—	—	6	60

Balance as of December 31, 2011	$259	$986	$—	$—	$—	$354	$1,599

(i)	In July 2010, the Company paid $30 to acquire the noncontrolling interest in iSoftStone Korea. After the acquisition, iSoftStone Korea becomes a wholly owned subsidiary of the Company.

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS

25. RELATED PARTY BALANCES AND TRANSACTIONS

Name of the related party	Relationship with the Group
ISST	Equity method investment
Wuxi iCarnegie	Equity method investment
Shenke	Equity method investment
Chengdu-Medical	Equity method investment
Dalian iCarnegie	Equity method investment
Wuxi IoT	Equity method investment
Boxin	Cost method investment
Dynomedia, Inc.	Cost method investment

Details of related party balances as of December 31, 2010 and 2011 and transactions for the years ended December 31, 2009, 2010 and 2011 are as follows:

(1)	Amounts due from related parties:

	As of December 31, 2010	As of December 31, 2011
Boxin (i)	$1,372	$—
ISST (ii)	86	91
Wuxi iCarnegie (iii)	1,076	1,470
Shenke	—	7
Wuxi IoT	—	23

Total	$2,534	$1,591

(i)	Amount due from Boxin mainly represented project receivables from Boxin on behalf of the Group.
(ii)	Amount due from ISST represented a loan extended to ISST by the Group. The loan amount is unsecured and bearing interest at 2.5% per annum.
(iii)	Amount due from Wuxi iCarnegie as of December 31, 2011 represented an unsecured loan of $488 extended to Wuxi iCarnegie by the Group with interest of 4.86% per annum and the course and training fee of $594 paid by the Group on behalf of Wuxi iCarnegie, and other prepayment on behalf of Wuxi iCarnegie of $388.

(2)	Amounts due to related parties

	As of December 31, 2010	As of December 31, 2011
Boxin (i)	$369	$—
Wuxi iCarnegie (i)	607	94
ISST	5	—

	$981	$94

(i)	Amounts due to Boxin and Wuxi iCarnegie are related to operating expenses paid by these entities on behalf of the Group. All the amounts are unsecured and non-interest bearing.

(3)	Sales to related parties

	Years ended December 31,
	2009	2010	2011
Boxin	$276	$225	$520
Wuxi iCarnegie	$—	$28	$—
Wuxi IoT	$—	$—	$23
Shenke	$—	$—	$20

(4)	Purchase from related parties

	Years ended December 31,
	2009	2010	2011
Wuxi iCarnegie (i)	$—	$357	$1,159
ISST	$—	$—	$153

(i)	The purchase from Wuxi iCarnegie in 2011 is mainly related to the training expenses of $708 and subcontracting cost of $451 in 2011.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION

26. SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has one operating segment.

The following table summarizes the Group’s net revenues and long-lived assets in different geographic locations in U.S. dollars:

	Years ended December 31,
	2009		2010		2011
	Net revenues(i)	Long-lived assets(ii)	Net revenues(i)	Long-lived assets(ii)	Net revenues(i)	Long-lived assets(ii)
China (Mainland, Hong Kong and Taiwan)	$77,392	$17,983	$110,077	$28,660	$165,525	$80,388
United States	37,047	11,212	53,588	16,306	71,371	18,985
Japan	12,716	204	20,409	226	24,328	191
Europe	6,700	—	12,742	—	21,370	—
Others	532	1	159	—	823	—

Total	$134,387	$29,400	$196,975	$45,192	$283,417	$99,564

(i)	Net revenues are presented by headquarters location of the Group’s clients.
(ii)	Long-lived assets are presented by the operating location of the subsidiaries of the Group.

The following table summarizes the Group’s net revenue by service lines:

	For the years ended December 31,
	2009	2010	2011
IT Services	$86,145	$134,872	$195,142
Consulting and Solution services	44,460	54,327	76,039
Business process outsourcing services	3,782	7,776	12,236

Total net revenues	$134,387	$196,975	$283,417

COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS

27. COMMITMENTS

The Group follows the authoritative pronouncement issued by FASB regarding accounting for leases, in determining the criteria for capital leases. Leases that do not meet such criteria are classified as operating leases and related rentals are charged to expenses in the periods incurred.

Operating lease commitments

The Group has entered into operating lease agreements principally for its office spaces. These leases expire through 2016 and are renewable upon negotiation. Rental expense under operating leases was $6,289, $8,309 and $12,350 for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum lease payments under such non-cancelable leases as of December 31, 2011 are as follows:

2012	$8,799
2013	4,654
2014	1,956
2015	326
2016	192

$15,927

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

28. SUBSEQUENT EVENTS

Investment in a subsidiary

In January 2012, the Group entered into an agreement to subscribe 60% equity interest of Shenzhen Tengzhengxinbao Technology Co., Ltd. (the “Tengzhengxinbao”) in cash of $1,907 which was paid in February 2012. Tengzhengxinbao became a subsidiary which will provide services to insurance companies.

Payment for the acquisition of Shanghai Kangshi

In January 2012, the Group paid a consideration of $1,335 in cash relating to the acquisition of Shanghai Kangshi.

Payment for the acquisition of Adventier

In March 2012, the Group paid a consideration of $2,343 in cash relating to the acquisition of Adventier.

Transfer of equity of a joint venture

In January 2012, the Group transferred 9.8% of its equity interest in Chengdu-Medical to an unrelated Chengdu company, for an exchange of certain intellectual property rights relating to cloud computing. The copyrights of the intellectual property were transferred to the Group in March 2012.

Agreement to acquire business from Nanjing Jiangchen Science & Technology Co., Ltd. (“Jiangchen”)

In April 2012, the Group acquired the business of Jiangchen to broaden industry coverage by adding power distribution to its existing electric power generation IT services business. Total consideration of the acquisition will be determined based on the Jiangchen’s profit before tax for the years ended March 31, 2013 and 2014. The total consideration is capped at $3,970 and will be paid in cash and in installments.

Additional capital injection into a subsidiary, Guodian

In April 2012, the Group injected additional capital of $3,176 into a subsidiary, Guodian. The Group’s share of interest in Guodian increased from 60% to 86.7% accordingly. Guodian will use the additional capital to expand its business.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In U.S. dollars in thousands, except share and per share data, or otherwise noted)

	As of December 31,
	2010	2011
Assets
Current assets:
Cash	$121,409	$12,323
Prepaid expenses and other current assets	3	2,450
Amounts due from related parties	44,577	43,688

Total current assets	165,989	58,461

Investment in subsidiaries and VIE	92,636	241,769
Property and equipment, net	1	—

Total assets	$258,626	$300,230

Liabilities
Current liabilities:
Accrued expenses and other current liabilities	$1,890	$930
Amounts due to related parties	2,732	5,435
Share-based compensation liability	62	—
Deferred consideration in connection with business acquisitions	103	103
Convertible notes, current	29,415	—

Total current liabilities	34,202	6,468

Other non-current liabilities	—	602
Total liabilities	$34,202	$7,070

Equity:
iSoftStone Holdings Limited shareholders’ equity:
Ordinary shares ($0.0001 par value, 1,000,000,000 and 1,000,000,000 shares authorized as of December 31, 2010 and 2011, respectively; 523,953,829 and 557,682,406 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	52	56
Treasury shares	(1,243)	(773)
Shares to be issued	1,571	1,262
Additional paid-in capital	241,213	282,134
Accumulated other comprehensive income	6,914	15,719
Accumulated deficit	(24,083)	(5,238)

Total equity	224,424	293,160

Total liabilities and equity	$258,626	$300,230

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, except share data and per share data, or otherwise noted)

	For the year ended December 31,
	2009	2010	2011
Cost of revenues	$—	$(175)	$(307)
Operating expenses:
General and administrative expenses	(2,922)	(8,581)	(9,263)
Selling and marketing expenses	(110)	(273)	(1,225)
Research and development expenses	(7)	(7)	(188)

Total operating expenses	(3,039)	(8,861)	(10,676)

Changes in fair value of contingent consideration in connection with business combination	—	(49)	—
Other operating income	—	—	193

Loss from operations	(3,039)	(9,085)	(10,790)

Interest income	57	62	430
Interest expense	(63)	(4,418)	(654)
Changes in fair value of convertible notes derivatives	—	(8,428)	2,832

Net loss before income from subsidiaries and VIE	(3,045)	(21,869)	(8,182)
Income from subsidiaries and VIE	12,094	18,687	27,027

Net income (loss)	$9,049	$(3,182)	$18,845

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS)

(In U.S. dollars in thousands, except share and per share data, or otherwise noted)

	Ordinary Shares		Series A convertible preference shares		Treasury shares	Shares to be issued	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Total iSoftStone Holdings Limited shareholders’ equity	Total compre- hensive income (loss)
	Shares	Amount	Shares	Amount	Amount
Balance as of January 1, 2009	122,888,300	$12	95,286,195	$14,150	$—	$55	$12,768	$(24,665)	$3,901	$6,221

Issuance of ordinary shares in connection with business acquisition of Akona	7,548,288	1	—	—	—	—	3,622	—	—	3,623
Issuance of ordinary shares in connection with business acquisition of ISSR	66,265	—	—	—	—	—	32	—	—	32
Issuance of ordinary shares in connection with exercise of option	400,000	—	—	—	—	—	120	—	—	120
Accretion of series B convertible redeemable preference shares	—	—	—	—	—	—	—	(2,700)	—	(2,700)
Vesting of nonvested shares (to be issued) (Note 22)	—	—	—	—	—	124	(124)	—	—	—
Share-based compensation	—	—	—	—	—	—	2,350	—	—	2,350
Comprehensive income (loss):
Net income	—	—	—	—	—	—	—	9,049	—	9,049	$9,049
Foreign currency translation adjustment	—	—		—	—	—	—	—	(105)	(105)	(105)

Total comprehensive income											$8,944

Balance as of December 31, 2009	130,902,853	13	95,286,195	14,150	—	179	18,768	(18,316)	3,796	18,590
Accretion of series B convertible redeemable preference shares	—	—	—	—	—	—	—	(2,585)	—	(2,585)
Investment by a subsidiary in parent company	—	—	—	—	(2,000)	—	—	—	—	(2,000)
Issuance of ordinary shares in a share-based compensation arrangement (Note 22)	4,500,000	1	—	—	—	—	2,705	—	—	2,706
Vesting of nonvested shares (to be issued) (Note 17)	—	—	—	—	—	51	(51)	—	—	—
Share-based compensation (options and nonvested shares)	—	—	—	—	—	—	4,745	—	—	4,745
Reclassification to liability in connection with modification of certain nonvested shares	—	—	—	—	—	—	(40)	—	—	(40)
Issuance of ordinary shares in connection with exercise of options	80,000	—	—	—	—	—	29	—	—	29
Transfer of ordinary shares in connection with the employment of certain employees (Note 17)	—	—	—	—	293	(75)	(218)	—	—	—
Sale of ordinary shares to a former employee (Note 22)	—	—	—	—	464	—	843	—	—	1,307
Issuance of ordinary shares upon IPO net of offering cost of $4,241	104,856,845	10	—	—	—	—	123,435	—	—	123,445
Conversion of convertible preference shares to ordinary shares	264,166,235	26	(95,286,195)	(14,150)	—	—	68,869	—	—	54,745
Conversion of convertible notes to ordinary shares	18,381,991	2	—	—	—	—	20,926	—	—	20,928
Settlement of contingent consideration of acquisition of MDCL (Note 3)	242,059	—	—	—	—	—	131	—	—	131

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS)—(Continued)

(In U.S. dollars in thousands, except share and per share data, or otherwise noted)

	Ordinary Shares		Series A convertible preference shares		Treasury shares	Shares to be issued	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Total iSoftStone Holdings Limited shareholders’ equity	Total compre- hensive income (loss)
	Shares	Amount	Shares	Amount	Amount
Issuance of ordinary shares in connection with business acquisition of Ascend (Note 3)	823,846	—	—	—	—	—	1,071	—	—	1,071
Ordinary shares to be issued in connection with business acquisition of Shanghai Kangshi (Note 3)	—	—	—	—	—	1,262	—	—	—	1,262
Ordinary shares to be issued to a consultant (Note 17)	—	—	—	—	—	154	—	—	—	154
Comprehensive income (loss):
Net loss	—	—	—	—	—	—	—	(3,182)	—	(3,182)	$(3,182)
Foreign currency translation adjustment	—	—	—	—	—	—	—		3,118	3,118	3,118

Total comprehensive income (loss)											$(64)

Balance as of December 31, 2010	523,953,829	$52	—	$—	(1,243)	$1,571	$241,213	$(24,083)	$6,914	$224,424

Issuance of ordinary shares in connection with share-based compensation arrangement	665,999	—	—	—	—	—	—	—	—	—
Share-based compensation	—	—	—	—	—	—	9,322	—	—	9,322
Issuance of ordinary shares in connection with exercise of options and vesting of share units	12,178,146	1	—	—	—	—	4,247	—	—	4,248
Transfer of ordinary shares in connection with the settlement of acquisition of Jiefeng	—	—	—	—	200	(55)	(145)	—	—	—
Issuance and transfer of ordinary shares in connection with the settlement of acquisition of Kebao	—	—	—	—	270	(80)	(190)	—	—	—
Conversion of convertible notes to ordinary shares	20,406,720	2	—	—	—	—	27,235	—	—	27,237
Transfer of ordinary shares in connection with the settlement acquisition of MDCL	152,863	—	—	—	—	(20)	88	—	—	68
Issuance of ordinary shares to a consultant (Note 17)	324,849	1	—	—	—	(154)	364	—	—	211
Comprehensive income:
Net income	—	—	—	—	—	—	—	18,845	—	18,845	$18,845
Foreign currency translation adjustment	—	—	—	—	—	—	—		8,805	8,805	8,805

Total comprehensive income											$27,650

Balance as of December 31, 2011	557,682,406	$56	—	$—	$(773)	$1,262	$282,134	$(5,238)	$15,719	$293,160

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In U.S. dollars in thousands, except share and per share data, or otherwise noted)

	For the year ended December 31,
	2009	2010	2011
Cash flows from operating activities:
Net income (loss)	$9,049	$(3,182)	$18,845
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain from investments in subsidiaries and VIE	(12,094)	(18,687)	(27,027)
Share-based compensation	2,350	8,546	9,331
Change in fair value for contingent consideration in connection with business combination	—	28	—
Change in fair value of convertible notes derivatives	—	8,428	(2,832)
Imputed interest expense in connection with convertible notes-interest	—	4,418	654
Changes in operating assets and liabilities:
Amounts due from related parties	6,622	(28,942)	889
Prepaid expenses and other current assets	(13)	21	173
Amounts due to related parties	466	2,690	2,751
Accrued expenses and other current liabilities	438	(501)	1,127

Net cash provided by (used in) operating activities	6,818	(27,181)	3,911

Cash flows from investing activities:
Deferred and contingent consideration paid for business acquisitions	(6,764)	(197)	(3,939)
Cash paid for investment in subsidiaries	(4,998)	(10,030)	(111,816)

Net cash used in investing activities	(11,762)	(10,227)	(115,755)

Cash flows from financing activities:
Proceeds from issuance of convertible notes, net of issuance cost of $198 and $367 for the year ended December 31, 2009 and 2010, respectively	28,802	8,633	—
Proceeds from issuance of ordinary shares during IPO	—	127,686	—
Payment of offering cost in connection with the issuance of ordinary shares	—	(2,580)	(1,485)
Proceeds from exercise of options	120	29	4,032
Proceeds from sale of ordinary shares	—	445	211

Net cash provided by financing activities	28,922	134,213	2,758

Net increase (decrease) in cash	23,978	96,805	(109,086)

Cash at beginning of year	626	24,604	121,409
Cash at end of year	$24,604	$121,409	$12,323

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO THE FINANCIAL STATEMENTS

1. BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statement except that the Company used the equity method to account for investments in its subsidiaries and VIE.

2. INVESTMENTS IN SUBSIDIARIES

The Company and its subsidiaries and VIE were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries and VIE were reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and VIE were reported as equity in earnings of subsidiaries and VIE in the accompanying parent company financial statements.